UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Invest in portfolios
designed to pursue
real-life objectives.

American Funds Portfolio Series® Annual report for the year ended October 31, 2016

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2016 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2017 (unaudited):

	Cumulative total returns	Average annual total returns
Class A shares	1 year	Lifetime (since 5/18/12)	Expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	4.79%	9.70%	0.82%
American Funds Growth PortfolioSM	6.34	11.53	0.76
American Funds Growth and Income PortfolioSM	6.31	9.19	0.71
American Funds Balanced PortfolioSM	3.99	8.19	0.73
American Funds Income PortfolioSM	4.84	6.18	0.65

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	6.11	7.80	0.78

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–0.47	0.60	0.71
American Funds Tax-Exempt Preservation PortfolioSM	0.51	1.74	0.74

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Contents

1	Letter to investors
4	The value of a $10,000 investment
6	A look inside the funds
10	Investment portfolios
18	Financial statements
74	Board of trustees and other officers

Fellow investors:

We are pleased to present the annual report for the American Funds Portfolio Series, for the period ended October 31, 2016. The reporting period saw much volatility, including dramatic reactions to the U.K.’s surprise decision to leave the European Union in June, and uncertainty amid the U.S. presidential campaign. Despite these conditions, all the funds within the series returned positive results. Returns ranged from 5.30% (for American Funds Income Portfolio) to 1.86% (for American Funds Global Growth Portfolio, which invests significantly in issuers outside the U.S.).

The U.S. stock market did well despite increased volatility. U.S. stocks saw modest gains overall midyear, despite weakening economic data and the turmoil caused by the U.K.’s vote to exit the European Union. By the end of the fiscal year, U.S. stocks weakened somewhat amid interest rate worries and disappointing earnings from several companies. Fixed income funds advanced over most of the year, while in the last quarter, those with higher credit exposures fared the best. The euro zone quickly rebounded from the selloff that followed the U.K.’s exit from the European Union. Generally, funds with an income focus, which are more heavily weighted in the higher yielding telecommunications and utilities sectors, tended to outpace those with a growth objective. This trend continued until the last quarter of the year, when these companies’ yields weakened a bit.

As always, we encourage investors to keep short-term results in their proper perspective, especially during periods of market and political volatility.

About the series

The American Funds Portfolio Series consists of eight funds of funds that are designed to help investors pursue real-life goals, both long- and short-term, within a framework of three common objectives: preservation, balance and growth. These funds of funds can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon (the total length of time that an investor expects to hold a security or portfolio, before it will be used to fund retirement or college, for example).

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. The Committee regularly monitors the Portfolio Series funds.

The economy

The U.S. economy grew at a modest pace over the first half of the fiscal year. However, by the end of the period, real gross domestic product increased at an annual rate of 3.2%, the biggest gain since 2014, and this on top of the previous quarter’s 1.4% gain. This result reflects an increase in personal consumption expenditures (PCE), exports and private inventory investment, among other factors. The U.S. consumer appears in relatively good shape with household debt near 30-year-lows, unemployment levels down and the emergence of the first signs of wage growth.

The stock market

U.S. stocks advanced at the end of the period, having recovered from earlier volatility. Information technology stocks lifted the Standard & Poor’s 500 Composite Index* (a market capitalization-weighted index based on the results of 500 widely held common stocks) to 4.51%. The increase was buoyed by the Federal Reserve’s decision to let interest rates stand at its July and September meetings.

International markets showed mixed results early on, but advanced later. The

American Funds Portfolio Series	1

Andrew Suzman

Principal investment officer
American Funds
Portfolio Series

“We created the portfolio series to provide investors with a core of high-quality, actively managed investments that can help them with savings goals like college and retirement. Our approach requires a meticulous examination and selection of the underlying funds. We feel the series simplifies investment complexity for ordinary individuals and families.”

MSCI All Country World ex USA Index*, a leading benchmark for developed and developing markets outside the U.S., registered 0.22% for the period. Japanese companies rebounded from earlier losses, and non-Japan Pacific companies rallied. Companies domiciled in the euro zone rebounded from the selloff that occurred following the Brexit referendum in June, but fell by the end of the year amid continued uncertainty. U.K.-listed companies lagged their euro zone counterparts, in part due to the currency weakness.

The bond market

U.S. bonds were volatile during late 2015, with yields trending higher immediately following the Fed rate hike. By the end of the fiscal year the Bloomberg Barclays U.S. Aggregate Index* (a measure of the broad fixed income investment-grade market of bonds rated BBB/Baa and above) gained 4.37%.

In October 2016, the yield on the bellwether 10-year Treasury note rose 24 basis points to 1.84%. Higher yields across the Treasury curve hurt bond prices in most sectors. Investment-grade corporates declined by 0.81%, while high-yield corporates rose 0.39%. Investment-grade corporate spreads to Treasuries tightened six basis points to end the month at 132 basis points.

Inflation expectations have crept higher over the past few months. Yet Treasury Inflation Protected Securities prices ended October 0.40% lower, due largely to the impact of higher government bond yields. Municipal bonds lost 1.05% in a month of record-setting issuance; the increased supply, in combination with rising Treasury yields, put downward pressure on muni bond prices.

Inside the series

As the eight portfolios in the series are combinations of individual funds, the results of the underlying funds are a primary driver of the series results. Within fixed income, funds with higher credit exposures fared the best.

All equity funds within the series delivered positive results. Toward the end of the fiscal year, higher yielding companies, such as those in the consumer telecommunications and utilities sectors, slightly weakened from earlier advances. This was a drag on the returns of funds with an income focus.

Bond funds experienced the greatest returns and were strengthened by holdings in such underlying funds as American High-Income Trust®, which led with a gain of 8.36%. Also benefitting the fixed income category was American High-Income Municipal Bond Fund®, which seeks high-yield, tax-exempt income through bonds and notes, with a gain of 6.72%. American Mutual Fund®, an equity fund which aims for conservation of capital, also saw a gain of 6.33%. The funds in the series geared toward preservation posted more modest gains, such as The Bond Fund of America®, at 4.21%.

The table on page 3 shows the lifetime results for the funds (since May 18, 2012). We include in this table the indexes we use to compare our funds to their markets. This year we changed and/or added certain benchmark indexes (indicated with footnote symbols 3 and 4), as we deemed them more representative of the funds’ objectives.

Please keep in mind that this four-and-a-half-year period is still a relatively brief investment time frame. We also encourage investors to bear in mind that the funds in the series are designed as long-term investments.

Moving forward

Strong employment and wage growth are currently supporting consumer health as construction and housing gain momentum. But given that companies in many areas of the market are fully valued, selectivity is important. As always, we take a long-term, research driven approach to investing that has served clients for more than 80 years.

We thank you for your continued interest in the American Funds Portfolio Series and look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

December 12, 2016

For current information about the series, visit americanfunds.com.

*	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

2	American Funds Portfolio Series

Results at a glance

For periods ended October 31, 2016, with all distributions reinvested for Class A shares

	Cumulative total returns	Average annual total returns
	1 year	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	1.86%	10.49%
MSCI All Country World Index[1,2]	2.05	9.70
Lipper Global Funds Index	1.67	10.29

American Funds Growth Portfolio	3.41	12.25
Standard & Poor’s 500 Composite Index[1]	4.51	14.17
MSCI All Country World ex USA Index[1,2,3]	0.22	6.07
Lipper Growth Funds Index	2.38	13.65

American Funds Growth and Income Portfolio	3.98	9.95
Standard & Poor’s 500 Composite Index[1]	4.51	14.17
MSCI All Country World ex USA Index[1,2,3]	0.22	6.07
Bloomberg Barclays Global Aggregate Index[1,3]	5.59	0.97
Lipper Growth and Income Funds Index	3.96	11.31

American Funds Balanced Portfolio	3.45	9.12
Standard & Poor’s 500 Composite Index[1]	4.51	14.17
MSCI All Country World ex USA Index[1,2,3]	0.22	6.07
Bloomberg Barclays U.S. Aggregate Index[1,3]	4.37	2.59
Lipper Balanced Funds Index	3.56	8.29

American Funds Income Portfolio	5.30	7.15
Standard & Poor’s 500 Composite Index[1]	4.51	14.17
MSCI All Country World ex USA Index[1,2,3]	0.22	6.07
Bloomberg Barclays U.S. Aggregate Index[1,3]	4.37	2.59
Lipper Income Funds Index	4.08	5.93

American Funds Tax-Advantaged Income Portfolio	4.52	8.27
Standard & Poor’s 500 Composite Index[1,3]	4.51	14.17
MSCI All Country World ex USA Index[1,2,3]	0.22	6.07
Bloomberg Barclays Municipal Bond Index[1]	4.06	3.45
Lipper Income Funds Index	4.08	5.93

American Funds Preservation Portfolio	1.90	1.14
Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index[1,3]	1.75	1.28
Bloomberg Barclays U.S. Government/Credit 1-7 Years ex BBB Index[1,4]	2.22	1.55
Lipper Short-Intermediate Investment-Grade Debt Funds Index	2.97	1.93

American Funds Tax-Exempt Preservation Portfolio	2.08	2.18
Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index[1]	2.01	2.07
Lipper Intermediate Municipal Debt Funds Index	3.40	2.67

[1]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Results reflect dividends net of withholding taxes.
[3]	This index was added as a benchmark for the fund, as it is more representative of the fund’s objective.
[4]	This index is being replaced by the Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index, which is more representative of the fund’s objective.

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays U.S. Government/Credit 1-7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1-5 Year U.S. Government/ Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above.

American Funds Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2016, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge on the $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio and Income Portfolio) 1; 3.75% (for Tax-Advantaged Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2016)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–4.00%	9.03%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2016)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–2.54%	10.77%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2016)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–2.00%	8.50%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Balanced Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2016)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–2.51%	7.68%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more.
[4]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

4	American Funds Portfolio Series

Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2016)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–0.71%	5.73%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Tax-Advantaged Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2016)*

	1 year	Lifetime (since 5/18/12)

Class A shares	0.62%	7.34%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2016)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–0.69%	0.56%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2016)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–0.43%	1.59%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[5]	Results reflect dividends net of withholding taxes.
[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	5

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Oversight Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

6	American Funds Portfolio Series

American Funds Global Growth Portfolio

Underlying funds:
30% Capital World Growth and Income Fund®
30% New Perspective Fund®
20% New World Fund®
20% The New Economy Fund®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund will invest at least 25% of its assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers outside the United States.

For the 12-month period ended October 31, 2016, the fund’s A shares had a return of 1.86%. Among the fund’s underlying funds, New World Fund contributed to results, while Capital World Growth and Income Fund, New Perspective Fund and The New Economy Fund lagged somewhat.

American Funds Growth Portfolio

Underlying funds:
30% AMCAP Fund®
30% Fundamental Investors®
25% EuroPacific Growth Fund®
15% SMALLCAP World Fund®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and which may have significant holdings of issuers domiciled outside the United States.

For the 12-month period ended October 31, 2016, the fund’s A shares had a return of 3.41%. Among the fund’s underlying funds, Fundamental Investors and SMALLCAP World Fund contributed to results, while EuroPacific Growth Fund lagged with a small positive result.

American Funds Growth and Income Portfolio

Underlying funds:
25% Capital Income Builder®
20% Capital World Growth and Income Fund®
20% The Growth Fund of America®
20% The Investment Company of America®
15% Capital World Bond Fund®

The fund’s investment objective is to provide long-term growth of capital while providing current income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2016, the fund’s A shares had a return of 3.98%. Among the fund’s underlying funds, The Investment Company of America, Capital World Bond Fund and The Growth Fund of America contributed to results, while Capital Income Builder and Capital World Growth and Income Fund lagged somewhat.

American Funds Portfolio Series	7

American Funds Balanced Portfolio

Underlying funds:
20% American Balanced Fund®
20% American Funds Global Balanced FundSM
20% The Bond Fund of America®
20% New Perspective Fund®
10% Capital World Growth and Income Fund®
10% Washington Mutual Investors FundSM

The fund’s investment objective is to provide current income and long-term growth of capital and income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund will invest at least 45% of its assets in common stocks and other equity investments, and through its investments in the underlying funds, will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments).

For the 12-month period ended October 31, 2016, the fund’s A shares had a return of 3.45%. Among the fund’s underlying funds, Washington Mutual Investors Fund, American Balanced Fund and The Bond Fund of America contributed to results, while New Perspective Fund and Capital World Growth and Income Fund lagged.

American Funds Income Portfolio

Underlying funds:
25% Capital Income Builder®
25% The Income Fund of America®
20% American Mutual Fund®
15% American High-Income Trust®
15% U.S. Government Securities Fund®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds, growth-and-income funds and growth funds.

For the 12-month period ended October 31, 2016, the fund’s A shares had a return of 5.30%. Among the fund’s underlying funds, American High-Income Trust, American Mutual Fund and The Income Fund of America contributed to results, while Capital Income Builder and U.S. Government Securities Fund lagged somewhat.

American Funds Tax-Advantaged Income Portfolio

Underlying funds:
25% Capital World Growth and Income Fund®
25% Washington Mutual Investors FundSM
25% American High-Income Municipal Bond Fund®
25% The Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity income funds, growth-and-income funds and growth funds. The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2016, the fund’s A shares had a return of 4.52%. Among the underlying funds, all contributed to results, with American High-Income Municipal Bond Fund and Washington Mutual Investors Fund leading. Capital World Growth and Income Fund lagged somewhat..

8	American Funds Portfolio Series

American Funds Preservation Portfolio

Underlying funds:
40% Intermediate Bond Fund of America®
40% Short-Term Bond Fund of America®
20% The Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2016, the fund’s A shares had a return of 1.90%. All of the underlying funds contributed modestly to results, led by The Bond Fund of America. Short-Term Bond Fund of America lagged somewhat.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:
70% Limited Term Tax-Exempt Bond Fund of America®
30% The Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. It will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments. The fund will strive to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2016, the fund’s A shares had a return of 2.08%. Both of the fund’s underlying funds modestly contributed to results, with The Tax-Exempt Bond Fund of America being the most additive.

The underlying fund allocations are as of 10/31/16. Portfolio Series funds are actively monitored, so allocations will vary over time.

American Funds Portfolio Series	9

American Funds Global Growth Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 70%
New Perspective Fund, Class R-6	14,589,141	$535,422
New World Fund, Inc., Class R-6	6,638,363	357,343
The New Economy Fund, Class R-6	9,801,754	356,392
		1,249,157

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	12,022,428	536,199

Total investment securities 100% (cost: $1,765,873,000)		1,785,356
Other assets less liabilities 0%		(717)
Net assets 100%		$1,784,639

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 70%
AMCAP Fund, Class R-6	45,697,602	$1,229,723
EuroPacific Growth Fund, Class R-6	22,000,045	1,028,722
SMALLCAP World Fund, Inc., Class R-6	13,300,802	614,763
		2,873,208
Growth-and-income funds 30%
Fundamental Investors, Class R-6	23,261,210	1,241,683

Total investment securities 100% (cost: $4,015,298,000)		4,114,891
Other assets less liabilities 0%		(1,649)
Net assets 100%		$4,113,242

See Notes to Financial Statements

American Funds Portfolio Series	11

American Funds Growth and Income Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 20%
The Growth Fund of America, Class R-6	27,420,032	$1,189,755

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	26,626,054	1,187,522
The Investment Company of America, Class R-6	33,143,981	1,189,538
		2,377,060

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	25,798,865	1,483,176

Fixed income funds 15%
Capital World Bond Fund, Class R-6	44,441,260	888,825

Total investment securities 100% (cost: $5,802,405,000)		5,938,816
Other assets less liabilities 0%		(2,460)
Net assets 100%		$5,936,356

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
Capital World Bond Fund, Class R-6	38,079,140	6,474,775	112,655	44,441,260	$15,548	$888,825

See Notes to Financial Statements

12	American Funds Portfolio Series

American Funds Balanced Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 20%
New Perspective Fund, Class R-6	28,072,116	$1,030,247

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	11,535,171	514,469
Washington Mutual Investors Fund, Class R-6	12,829,539	516,260
		1,030,729

Equity-income and Balanced funds 40%
American Balanced Fund, Class R-6	41,690,248	1,032,251
American Funds Global Balanced Fund, Class R-6	34,775,521	1,032,137
		2,064,388

Fixed income funds 20%
The Bond Fund of America, Class R-6	79,096,128	1,032,204

Total investment securities 100% (cost: $4,967,125,000)		5,157,568
Other assets less liabilities 0%		(2,188)
Net assets 100%		$5,155,380

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Global Balanced Fund, Class R-6	26,894,799	7,887,806	7,084	34,775,521	$20,139	$1,032,137

See Notes to Financial Statements

American Funds Portfolio Series	13

American Funds Income Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	20,940,429	$755,740

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	16,460,614	946,321
The Income Fund of America, Class R-6	44,664,865	947,788
		1,894,109

Fixed income funds 30%
American High-Income Trust, Class R-6	56,720,041	577,410
U.S. Government Securities Fund, Class R-6	40,437,628	571,384
		1,148,794

Total investment securities 100% (cost: $3,712,339,000)		3,798,643
Other assets less liabilities 0%		(1,499)
Net assets 100%		$3,797,144

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
U.S. Government Securities Fund, Class R-6	43,703,109	8,575,667	11,841,148	40,437,628	$8,019	$571,384

See Notes to Financial Statements

14	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	6,390,276	$285,006
Washington Mutual Investors Fund, Class R-6	7,102,569	285,807
		570,813

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	18,021,335	287,080
The Tax-Exempt Bond Fund of America, Class R-6	21,830,714	287,074
		574,154

Total investment securities 100% (cost: $1,109,170,000)		1,144,967
Other assets less liabilities 0%		(453)
Net assets 100%		$1,144,514

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
American High-Income Municipal Bond Fund, Class R-6	12,970,358	5,077,990	27,013	18,021,335	$9,855	$287,080

See Notes to Financial Statements

American Funds Portfolio Series	15

American Funds Preservation Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	36,468,769	$496,705
Short-Term Bond Fund of America, Class R-6	49,670,464	496,705
The Bond Fund of America, Class R-6	19,030,829	248,352
		1,241,762

Total investment securities 100% (cost: $1,237,965,000)		1,241,762
Other assets less liabilities 0%		(483)
Net assets 100%		$1,241,279

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
Short-Term Bond Fund of America, Class R-6	35,637,520	14,736,691	703,747	49,670,464	$4,639	$496,705

See Notes to Financial Statements

16	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,754,313	$313,303
The Tax-Exempt Bond Fund of America, Class R-6	10,210,866	134,273
		447,576

Total investment securities 100% (cost: $451,151,000)		447,576
Other assets less liabilities 0%		(120)
Net assets 100%		$447,456

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	13,293,797	7,428,463	967,947	19,754,313	$6,107	$313,303

See Notes to Financial Statements

American Funds Portfolio Series	17

Financial statements

Statements of assets and liabilities
at October 31, 2016

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,785,356	$4,114,891	$5,049,991
Affiliated issuers	—	—	888,825
Receivables for:
Sales of investments	779	—	2,177
Sales of fund’s shares	1,597	5,068	5,396
Dividends	—	—	—
Total assets	1,787,732	4,119,959	5,946,389

Liabilities:
Payables for:
Purchases of investments	—	1,121	—
Repurchases of fund’s shares	2,373	3,927	7,553
Services provided by related parties	698	1,618	2,422
Trustees’ deferred compensation	4	8	13
Other	18	43	45
Total liabilities	3,093	6,717	10,033
Net assets at October 31, 2016	$1,784,639	$4,113,242	$5,936,356

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,721,464	$3,879,491	$5,656,813
(Distributions in excess of) undistributed net investment income	(4)	(2,386)	(13)
Undistributed (accumulated) net realized gain (loss)	43,696	136,544	143,145
Net unrealized appreciation (depreciation)	19,483	99,593	136,411
Net assets at October 31, 2016	$1,784,639	$4,113,242	$5,936,356

Investment securities, at cost:
Unaffiliated issuers	$1,765,873	$4,015,298	$4,899,820
Affiliated issuers	—	—	902,585

See Notes to Financial Statements

18	American Funds Portfolio Series

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$4,125,431	$3,227,259	$857,887	$745,057	$134,273
1,032,137	571,384	287,080	496,705	313,303

6,311	—	102	—	—
5,219	4,413	739	3,229	1,806
1,537	3,333	1,730	1,359	955
5,170,635	3,806,389	1,147,538	1,246,350	450,337

1,538	4,299	1,730	2,685	2,261
11,521	3,480	841	1,904	499
2,152	1,440	448	469	119
10	8	2	2	1
34	18	3	11	1
15,255	9,245	3,024	5,071	2,881
$5,155,380	$3,797,144	$1,144,514	$1,241,279	$447,456

$4,857,893	$3,696,337	$1,096,843	$1,237,771	$453,757

6,157	2,362	1,849	343	332
100,887	12,141	10,025	(632)	(3,058)
190,443	86,304	35,797	3,797	(3,575)
$5,155,380	$3,797,144	$1,144,514	$1,241,279	$447,456

$3,919,326	$3,147,784	$830,842	$740,466	$133,461
1,047,799	564,555	278,328	497,499	317,690

American Funds Portfolio Series	19

Statements of assets and liabilities
at October 31, 2016

		Global Growth	Growth	Growth and Income
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,074,102	$2,505,211	$3,924,266
	Shares outstanding	75,174	164,710	293,826
	Net asset value per share	$14.29	$15.21	$13.36
Class B:	Net assets	$593	$1,372	$1,917
	Shares outstanding	42	92	143
	Net asset value per share	$14.16	$15.00	$13.35
Class C:	Net assets	$227,418	$594,556	$922,852
	Shares outstanding	16,185	39,800	69,501
	Net asset value per share	$14.05	$14.94	$13.28
Class F-1:	Net assets	$40,430	$60,316	$111,056
	Shares outstanding	2,828	3,969	8,316
	Net asset value per share	$14.30	$15.20	$13.35
Class F-2:	Net assets	$104,943	$166,123	$203,354
	Shares outstanding	7,316	10,877	15,205
	Net asset value per share	$14.34	$15.27	$13.37
Class 529-A:	Net assets	$146,644	$370,541	$328,585
	Shares outstanding	10,276	24,391	24,611
	Net asset value per share	$14.27	$15.19	$13.35
Class 529-B:	Net assets	$128	$197	$321
	Shares outstanding	9	13	24
	Net asset value per share	$14.13	$14.96	$13.36
Class 529-C:	Net assets	$55,561	$125,900	$128,329
	Shares outstanding	3,959	8,428	9,657
	Net asset value per share	$14.03	$14.94	$13.29
Class 529-E:	Net assets	$5,471	$17,589	$16,650
	Shares outstanding	385	1,166	1,249
	Net asset value per share	$14.19	$15.09	$13.33
Class 529-F-1:	Net assets	$10,056	$30,183	$24,371
	Shares outstanding	702	1,979	1,824
	Net asset value per share	$14.32	$15.25	$13.36
Class R-1:	Net assets	$2,832	$7,030	$6,211
	Shares outstanding	201	469	467
	Net asset value per share	$14.08	$15.00	$13.30
Class R-2:	Net assets	$46,693	$93,746	$90,585
	Shares outstanding	3,329	6,272	6,826
	Net asset value per share	$14.03	$14.95	$13.27
Class R-2E:	Net assets	$970	$3,756	$3,719
	Shares outstanding	68	249	279
	Net asset value per share	$14.27	$15.08	$13.33
Class R-3:	Net assets	$22,118	$54,690	$59,710
	Shares outstanding	1,559	3,619	4,485
	Net asset value per share	$14.19	$15.11	$13.31
Class R-4:	Net assets	$10,270	$31,491	$55,318
	Shares outstanding	720	2,074	4,144
	Net asset value per share	$14.27	$15.18	$13.35
Class R-5E:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$14.26	$15.18	$13.34
Class R-5:	Net assets	$4,228	$9,816	$6,562
	Shares outstanding	293	640	490
	Net asset value per share	$14.40	$15.33	$13.40
Class R-6:	Net assets	$32,172	$40,715	$52,540
	Shares outstanding	2,229	2,661	3,927
	Net asset value per share	$14.43	$15.30	$13.38

See Notes to Financial Statements

20	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
$3,209,073	$2,655,282	$888,969	$802,605	$338,443
239,834	227,013	70,915	80,019	34,178
$13.38	$11.70	$12.54	$10.03	$9.90
$1,708	$1,099	$42	$373	$21
128	94	3	37	2
$13.37	$11.71	$12.58	$10.04	$9.93
$866,379	$626,472	$154,541	$175,252	$64,626
65,124	53,837	12,401	17,500	6,537
$13.30	$11.64	$12.46	$10.01	$9.89
$136,659	$83,410	$38,912	$27,564	$10,693
10,215	7,128	3,105	2,748	1,080
$13.38	$11.70	$12.53	$10.03	$9.90
$221,548	$174,405	$62,050	$49,029	$33,673
16,537	14,891	4,944	4,888	3,400
$13.40	$11.71	$12.55	$10.03	$9.90
$213,369	$80,618		$76,862
15,950	6,894		7,665
$13.38	$11.69		$10.03
$241	$105		$111
18	9		11
$13.38	$11.71		$10.04
$102,302	$46,600		$34,342
7,681	4,002		3,428
$13.32	$11.64		$10.02
$9,483	$5,921		$3,154
710	507		315
$13.36	$11.69		$10.02
$22,313	$9,219		$13,906
1,666	788		1,386
$13.39	$11.70		$10.03
$10,205	$1,803		$1,625
766	155		162
$13.33	$11.65		$10.02
$75,078	$26,435		$16,928
5,639	2,270		1,692
$13.31	$11.64		$10.00
$2,913	$324		$2,924
218	28		292
$13.36	$11.69		$10.02
$79,751	$25,307		$14,690
5,974	2,167		1,466
$13.35	$11.68		$10.02
$55,066	$30,951		$9,920
4,116	2,646		989
$13.38	$11.70		$10.03
$26	$84		$10
2	7		1
$13.38	$11.69		$10.04
$11,727	$4,254		$1,201
875	363		120
$13.41	$11.72		$10.03
$137,539	$24,855		$10,783
10,261	2,121		1,075
$13.40	$11.72		$10.03

American Funds Portfolio Series	21

Statements of operations
for the year ended October 31, 2016

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$24,012	$36,705	$112,425
Affiliated issuers	—	—	15,548
	24,012	36,705	127,973

Fees and expenses*:
Investment advisory services	267	555	826
Distribution services	5,621	12,827	19,658
Transfer agent services	1,768	3,841	5,603
Reports to shareholders	102	218	327
Registration statement and prospectus	352	581	662
Trustees’ compensation	9	20	30
Auditing and legal	11	20	28
Custodian	11	11	11
Other	172	392	386
Total fees and expenses before waivers/ reimbursements	8,313	18,465	27,531
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	267	555	826
Miscellaneous fee reimbursements	—	—	—
Total waivers/reimbursements of fees and expenses	267	555	826
Total fees and expenses after waivers/reimbursements	8,046	17,910	26,705
Net investment income	15,966	18,795	101,268

Net realized gain (loss) and unrealized (depreciation)appreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(1,982)	(1,259)	(1,319)
Affiliated issuers	—	—	(29)
Capital gain distributions received	49,505	153,368	152,731
Net realized gain (loss)	47,523	152,109	151,383
Net unrealized (depreciation) appreciation	(27,474)	(26,463)	(29,360)
Net realized gain (loss) and unrealized (depreciation) appreciation	20,049	125,646	122,023
Net increase in net assets resulting from operations	$36,015	$144,441	$223,291

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

22	American Funds Portfolio Series

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$68,502	$111,573	$20,305	$10,922	$3,668
20,139	8,019	9,855	4,639	6,107
88,641	119,592	30,160	15,561	9,775

683	527	138	151	52
17,426	12,475	3,565	4,205	1,421
4,716	3,480	952	1,104	362
276	207	58	65	23
618	498	228	324	168
26	19	5	6	2
23	19	8	8	5
11	11	11	11	11
272	115	2	90	1

24,051	17,351	4,967	5,964	2,045

683	527	138	151	52
—	—	—	—	60
683	527	138	151	112
23,368	16,824	4,829	5,813	1,933
65,273	102,768	25,331	9,748	7,842

(108)	(21,035)	(110)	66	16
(3)	(5,117)	15	(4)	(405)
114,977	46,916	11,697	1,557	—
114,866	20,764	11,602	1,619	(389)

(11,645)	52,084	4,924	7,953	(973)

103,221	72,848	16,526	9,572	(1,362)
$168,494	$175,616	$41,857	$19,320	$6,480

American Funds Portfolio Series	23

Statements of changes in net assets

	Global Growth		Growth		Growth and Income
	Portfolio		Portfolio		Portfolio
	Year ended October 31		Year ended October 31		Year ended October 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income	$15,966	$12,245	$18,795	$13,176	$101,268	$78,392
Net realized gain (loss)	47,523	49,384	152,109	142,693	151,383	142,377
Net unrealized (depreciation) appreciation	(27,474)	(60,174)	(26,463)	(86,586)	(29,360)	(202,565)
Net increase (decrease) in net assets resulting from operations	36,015	1,455	144,441	69,283	223,291	18,204

Dividends and distributions paid to shareholders:
Dividends from net investment income	(12,486)	(10,086)	(19,413)	(14,893)	(91,948)	(77,710)
Distributions from net realized gain on investments	(47,394)	(18,251)	(132,451)	(51,426)	(131,752)	(51,739)
Total dividends and distributions paid to shareholders	(59,880)	(28,337)	(151,864)	(66,319)	(223,700)	(129,449)
Net capital share transactions	228,222	451,959	869,507	1,166,265	1,004,406	1,384,310

Total increase in net assets	204,357	425,077	862,084	1,169,229	1,003,997	1,273,065

Net assets:
Beginning of year	1,580,282	1,155,205	3,251,158	2,081,929	4,932,359	3,659,294
End of year	$1,784,639	$1,580,282	$4,113,242	$3,251,158	$5,936,356	$4,932,359

(Distributions in excess of) undistributed net investment income	$(4)	$(3)	$(2,386)	$(1,753)	$(13)	$(6)

See Notes to Financial Statements

24	American Funds Portfolio Series

(dollars in thousands)

Balanced		Income		Tax-Advantaged Income		Preservation		Tax-Exempt Preservation
Portfolio		Portfolio		Portfolio		Portfolio		Portfolio
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

$65,273	$45,530	$102,768	$91,336	$25,331	$17,783	$9,748	$7,085	$7,842	$5,995
114,866	94,059	20,764	16,753	11,602	6,470	1,619	150	(389)	(77)
(11,645)	(59,544)	52,084	(125,346)	4,924	(11,403)	7,953	(966)	(973)	(2,154)

168,494	80,045	175,616	(17,257)	41,857	12,850	19,320	6,269	6,480	3,764

(63,958)	(41,329)	(113,238)	(85,492)	(24,858)	(17,083)	(10,176)	(7,166)	(7,712)	(5,845)
(86,331)	(18,862)	(14,453)	(8,168)	(5,812)	(1,238)	—	—	—	—
(150,289)	(60,191)	(127,691)	(93,660)	(30,670)	(18,321)	(10,176)	(7,166)	(7,712)	(5,845)

1,137,336	1,224,740	594,707	826,949	326,999	304,845	342,419	236,639	145,870	88,416

1,155,541	1,244,594	642,632	716,032	338,186	299,374	351,563	235,742	144,638	86,335

3,999,839	2,755,245	3,154,512	2,438,480	806,328	506,954	889,716	653,974	302,818	216,483
$5,155,380	$3,999,839	$3,797,144	$3,154,512	$1,144,514	$806,328	$1,241,279	$889,716	$447,456	$302,818

$6,157	$4,865	$2,362	$8,315	$1,849	$1,379	$343	$180	$332	$203

American Funds Portfolio Series	25

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of each fund are not available for purchase.

On November 20, 2015, each fund in the series made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to the series’ registration statement filed with the U.S. Securities and Exchange Commission. Refer to the series’ prospectus for more details.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and

26	American Funds Portfolio Series

transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 48 to 62.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2016, all of the investment securities held by each fund were classified as Level 1.

American Funds Portfolio Series	27

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

28	American Funds Portfolio Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of

American Funds Portfolio Series	29

derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended October 31, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

30	American Funds Portfolio Series

As of October 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global		Growth and
	Growth	Growth	Income	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$—	$—	$—	$6,168
Late year ordinary loss deferral*	—	(2,378)	—	—
Undistributed long-term capital gain	45,351	138,158	144,446	102,348
Gross unrealized appreciation on investment securities	29,632	97,980	150,335	204,647
Gross unrealized depreciation on investment securities	(11,803)	—	(15,225)	(15,664)
Net unrealized appreciation (depreciation) on investment securities	17,829	97,980	135,110	188,983
Cost of investment securities	1,767,527	4,016,911	5,803,706	4,968,585
Reclassification to capital paid in on shares of beneficial interest from undistributed/distributions in excess of net investment income	3,481	15	9,327	23
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain/accumulated net realized loss	2,732	14,965	7,081	12,579

		Tax-Advantaged		Tax-Exempt
	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$2,370	$739	$346	$—
Undistributed tax-exempt income	—	1,113	—	333
Undistributed long-term capital gain	15,829	10,549	673	—
Capital loss carryforward†	—	—	—	(2,004)
Capital loss carryforward utilized	—	—	14	—
Gross unrealized appreciation on investment securities	132,482	35,273	4,011	813
Gross unrealized depreciation on investment securities	(49,866)	—	(1,519)	(5,442)
Net unrealized appreciation (depreciation) on investment securities	82,616	35,273	2,492	(4,629)
Cost of investment securities	3,716,027	1,109,694	1,239,270	452,205
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	4,535	(2)	592	—
Reclassification to capital paid in on shares of beneficial interest from undistributed/distributions in excess of net investment income	18	1	1	1
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain/accumulated net realized loss	3,690	1,134	280	1

*	These deferrals are considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Portfolio Series	31

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$9,026		$29,527		$38,553		$7,104		$11,346		$18,450
Class B	—		43		43		1		34		35
Class C	503		6,068		6,571		434		2,133		2,567
Class F-1	300		1,177		1,477		374		647		1,021
Class F-2	640		1,715		2,355		470		645		1,115
Class 529-A	1,081		3,780		4,861		883		1,497		2,380
Class 529-B	—		11		11		—		8		8
Class 529-C	59		1,613		1,672		131		669		800
Class 529-E	31		143		174		29		61		90
Class 529-F-1	84		243		327		49		69		118
Class R-1	5		73		78		5		25		30
Class R-2	100		1,043		1,143		73		324		397
Class R-2E	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class R-3	102		519		621		85		200		285
Class R-4	86		276		362		54		84		138
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	32		82		114		11		19		30
Class R-6	437		1,081		1,518		383		490		873
Total	$12,486		$47,394		$59,880		$10,086		$18,251		$28,337

Growth Portfolio

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$14,693		$82,330		$97,023		$11,240		$33,060		$44,300
Class B	—		141		141		—		122		122
Class C	446		19,249		19,695		515		6,534		7,049
Class F-1	337		2,139		2,476		309		981		1,290
Class F-2	981		4,384		5,365		557		1,394		1,951
Class 529-A	1,882		11,480		13,362		1,442		4,557		5,999
Class 529-B	—		36		36		—		27		27
Class 529-C	—		4,000		4,000		48		1,635		1,683
Class 529-E	65		585		650		60		273		333
Class 529-F-1	160		815		975		96		252		348
Class R-1	—		263		263		5		113		118
Class R-2	38		2,584		2,622		56		868		924
Class R-2E	15		65		80		—	[1]	—	[1]	—	[1]
Class R-3	137		1,429		1,566		118		536		654
Class R-4	177		966		1,143		61		179		240
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	48		205		253		10		33		43
Class R-6	434		1,780		2,214		376		862		1,238
Total	$19,413		$132,451		$151,864		$14,893		$51,426		$66,319

32	American Funds Portfolio Series

Growth and Income Portfolio

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$67,057		$89,249		$156,306		$57,879		$36,062		$93,941
Class B	40		145		185		104		132		236
Class C	9,124		19,979		29,103		7,275		7,097		14,372
Class F-1	1,732		2,279		4,011		1,403		916		2,319
Class F-2	3,209		3,442		6,651		2,111		1,102		3,213
Class 529-A	5,233		7,325		12,558		4,691		3,067		7,758
Class 529-B	6		23		29		14		19		33
Class 529-C	1,209		3,033		4,242		1,163		1,299		2,462
Class 529-E	241		392		633		201		148		349
Class 529-F-1	432		516		948		370		228		598
Class R-1	76		188		264		88		94		182
Class R-2	848		1,748		2,596		582		552		1,134
Class R-2E	18		6		24		—	[1]	—	[1]	—	[1]
Class R-3	761		1,109		1,870		544		408		952
Class R-4	846		1,091		1,937		417		153		570
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	90		86		176		44		20		64
Class R-6	1,026		1,141		2,167		824		442		1,266
Total	$91,948		$131,752		$223,700		$77,710		$51,739		$129,449

Balanced Portfolio

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$44,752		$55,406		$100,158		$30,100		$12,343		$42,443
Class B	23		89		112		35		43		78
Class C	6,207		14,303		20,510		3,451		2,895		6,346
Class F-1	1,668		1,812		3,480		975		420		1,395
Class F-2	2,876		2,641		5,517		1,276		453		1,729
Class 529-A	2,877		3,808		6,685		2,133		960		3,093
Class 529-B	3		12		15		4		6		10
Class 529-C	684		1,915		2,599		468		503		971
Class 529-E	104		156		260		69		36		105
Class 529-F-1	325		363		688		212		80		292
Class R-1	73		189		262		53		46		99
Class R-2	501		1,145		1,646		280		247		527
Class R-2E	9		—	[1]	9		—	[1]	—	[1]	—	[1]
Class R-3	865		1,304		2,169		530		258		788
Class R-4	987		1,329		2,316		586		244		830
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	197		208		405		154		57		211
Class R-6	1,807		1,651		3,458		1,003		271		1,274
Total	$63,958		$86,331		$150,289		$41,329		$18,862		$60,191

See page 35 for footnotes.

American Funds Portfolio Series	33

Income Portfolio

	Year ended October 31, 2016				Year ended October 31, 2015
				Total					Total
				dividends and					dividends and
	Ordinary	Long-term		distributions	Ordinary		Long-term		distributions
Share class	income	capital gains		paid	income		capital gains		paid
Class A	$83,240	$10,212		$93,452	$64,213		$5,900		$70,113
Class B	60	15		75	117		19		136
Class C	15,423	2,391		17,814	11,280		1,301		12,581
Class F-1	2,615	322		2,937	2,157		205		2,362
Class F-2	4,691	566		5,257	2,379		205		2,584
Class 529-A	2,465	314		2,779	2,040		200		2,240
Class 529-B	6	2		8	12		2		14
Class 529-C	1,155	192		1,347	1,000		130		1,130
Class 529-E	180	26		206	165		16		181
Class 529-F-1	275	29		304	184		16		200
Class R-1	44	7		51	41		5		46
Class R-2	654	104		758	457		52		509
Class R-2E	1	—	[1]	1	—	[1]	—	[1]	—	[1]
Class R-3	645	81		726	424		40		464
Class R-4	892	103		995	463		33		496
Class R-5E2	1	—	[1]	1
Class R-5	132	13		145	83		7		90
Class R-6	759	76		835	477		37		514
Total	$113,238	$14,453		$127,691	$85,492		$8,168		$93,660

Tax-Advantaged Income Portfolio

	Year ended October 31, 2016			Year ended October 31, 2015
			Total				Total
			dividends and				dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term		distributions
Share class	income[3]	capital gains	paid	income[3]	capital gains		paid
Class A	$20,163	$4,658	$24,821	$14,176	$1,011		$15,187
Class B	2	1	3	4	—	[1]	4
Class C	2,500	738	3,238	1,620	148		1,768
Class F-1	812	159	971	489	34		523
Class F-2	1,381	256	1,637	794	45		839
Total	$24,858	$5,812	$30,670	$17,083	$1,238		$18,321

34	American Funds Portfolio Series

Preservation Portfolio

	Year ended October 31, 2016					Year ended October 31, 2015
				Total					Total
	Ordinary		Long-term	dividends		Ordinary		Long-term	dividends
Share class	income		capital gains	paid		income		capital gains	paid
Class A	$7,507		$—	$7,507		$5,411		$—	$5,411
Class B	2		—	2		5		—	5
Class C	581		—	581		419		—	419
Class F-1	268		—	268		142		—	142
Class F-2	453		—	453		201		—	201
Class 529-A	695		—	695		510		—	510
Class 529-B	—	[1]	—	—	[1]	1		—	1
Class 529-C	85		—	85		70		—	70
Class 529-E	23		—	23		20		—	20
Class 529-F-1	155		—	155		110		—	110
Class R-1	6		—	6		4		—	4
Class R-2	55		—	55		43		—	43
Class R-2E	11		—	11		—	[1]	—	—	[1]
Class R-3	108		—	108		82		—	82
Class R-4	86		—	86		50		—	50
Class R-5E2	—	[1]	—	—	[1]
Class R-5	13		—	13		7		—	7
Class R-6	128		—	128		91		—	91
Total	$10,176		$—	$10,176		$7,166		$—	$7,166

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2016					Year ended October 31, 2015
				Total				Total
	Ordinary		Long-term	dividends		Ordinary	Long-term	dividends
Share class	income[3]		capital gains	paid		income[3]	capital gains	paid
Class A	$5,889		$—	$5,889		$4,517	$—	$4,517
Class B	—	[1]	—	—	[1]	1	—	1
Class C	862		—	862		777	—	777
Class F-1	178		—	178		106	—	106
Class F-2	783		—	783		444	—	444
Total	$7,712		$—	$7,712		$5,845	$—	$5,845

[1]	Amount less than one thousand.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — At the beginning of the reporting period, the series had an investment advisory and service agreement with CRMC that provided for monthly fees, accrued daily. These fees were based on an annual rate of 0.10% of daily net assets. CRMC waived these fees through December 31, 2015. Effective January 1, 2016, CRMC eliminated the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 48 to 62.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of the fees and expenses of Tax-Exempt Preservation Portfolio. Fees and expenses in Tax-Exempt Preservation Portfolio’s statement of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

American Funds Portfolio Series	35

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2016, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	—	Not applicable
Preservation Portfolio	—	—
Tax-Exempt Preservation Portfolio	811	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. From November 1, 2015 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

36	American Funds Portfolio Series

Class-specific expenses under the agreements described in this section for the year ended October 31, 2016, were as follows (dollars in thousands):

Global Growth Portfolio

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class A	$2,107	$1,015	Not applicable
Class B	11	1	Not applicable
Class C	2,129	211	Not applicable
Class F-1	97	47	Not applicable
Class F-2	Not applicable	81	Not applicable
Class 529-A	239	143	$111
Class 529-B	2	—*	—*
Class 529-C	559	58	46
Class 529-E	26	3	4
Class 529-F-1	—	9	8
Class R-1	28	3	Not applicable
Class R-2	302	149	Not applicable
Class R-2E	—*	—*	Not applicable
Class R-3	98	34	Not applicable
Class R-4	23	10	Not applicable
Class R-5E†	Not applicable	—*	Not applicable
Class R-5	Not applicable	2	Not applicable
Class R-6	Not applicable	2	Not applicable
Total class-specific expenses	$5,621	$1,768	$169

Growth Portfolio

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class A	$4,615	$2,217	Not applicable
Class B	26	3	Not applicable
Class C	5,318	521	Not applicable
Class F-1	142	68	Not applicable
Class F-2	Not applicable	144	Not applicable
Class 529-A	600	334	$262
Class 529-B	6	1	—*
Class 529-C	1,084	111	89
Class 529-E	79	9	13
Class 529-F-1	—	24	21
Class R-1	71	8	Not applicable
Class R-2	588	287	Not applicable
Class R-2E	10	3	Not applicable
Class R-3	220	75	Not applicable
Class R-4	68	30	Not applicable
Class R-5E†	Not applicable	—*	Not applicable
Class R-5	Not applicable	4	Not applicable
Class R-6	Not applicable	2	Not applicable
Total class-specific expenses	$12,827	$3,841	$385

Growth and Income Portfolio

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class A	$8,055	$3,579	Not applicable
Class B	39	5	Not applicable
Class C	8,331	820	Not applicable
Class F-1	243	115	Not applicable
Class F-2	Not applicable	172	Not applicable
Class 529-A	662	314	$245
Class 529-B	6	1	—*
Class 529-C	1,209	125	99
Class 529-E	78	9	13
Class 529-F-1	—	22	18
Class R-1	71	8	Not applicable
Class R-2	584	288	Not applicable
Class R-2E	10	3	Not applicable
Class R-3	253	86	Not applicable
Class R-4	117	51	Not applicable
Class R-5E†	Not applicable	—*	Not applicable
Class R-5	Not applicable	3	Not applicable
Class R-6	Not applicable	2	Not applicable
Total class-specific expenses	$19,658	$5,603	$375

Balanced Portfolio

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class A	$6,838	$2,855	Not applicable
Class B	32	4	Not applicable
Class C	7,733	759	Not applicable
Class F-1	287	134	Not applicable
Class F-2	Not applicable	177	Not applicable
Class 529-A	423	206	$161
Class 529-B	4	1	—*
Class 529-C	969	100	79
Class 529-E	42	5	7
Class 529-F-1	—	19	16
Class R-1	98	11	Not applicable
Class R-2	485	239	Not applicable
Class R-2E	8	3	Not applicable
Class R-3	355	122	Not applicable
Class R-4	152	69	Not applicable
Class R-5E†	Not applicable	—*	Not applicable
Class R-5	Not applicable	7	Not applicable
Class R-6	Not applicable	5	Not applicable
Total class-specific expenses	$17,426	$4,716	$263

See page 38 for footnotes.

American Funds Portfolio Series	37

Income Portfolio

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class A	$5,494	$2,390	Not applicable
Class B	24	3	Not applicable
Class C	5,757	570	Not applicable
Class F-1	194	93	Not applicable
Class F-2	Not applicable	125	Not applicable
Class 529-A	162	78	$60
Class 529-B	2	—*	—*
Class 529-C	443	46	37
Class 529-E	29	4	5
Class 529-F-1	—	8	6
Class R-1	17	2	Not applicable
Class R-2	182	92	Not applicable
Class R-2E	—*	—*	Not applicable
Class R-3	105	36	Not applicable
Class R-4	66	30	Not applicable
Class R-5E†	Not applicable	—*	Not applicable
Class R-5	Not applicable	2	Not applicable
Class R-6	Not applicable	1	Not applicable
Total class-specific expenses	$12,475	$3,480	$108

Tax-Advantaged Income Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$2,230	$743
Class B	1	—*
Class C	1,257	122
Class F-1	77	36
Class F-2	Not applicable	51
Total class-specific expenses	$3,565	$952

Preservation Portfolio

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class A	$1,886	$673	Not applicable
Class B	8	1	Not applicable
Class C	1,579	155	Not applicable
Class F-1	63	30	Not applicable
Class F-2	Not applicable	35	Not applicable
Class 529-A	137	68	$54
Class 529-B	2	—*	—*
Class 529-C	289	29	24
Class 529-E	14	2	2
Class 529-F-1	—	12	10
Class R-1	16	2	Not applicable
Class R-2	114	60	Not applicable
Class R-2E	9	3	Not applicable
Class R-3	69	24	Not applicable
Class R-4	19	9	Not applicable
Class R-5E†	Not applicable	—*	Not applicable
Class R-5	Not applicable	1	Not applicable
Class R-6	Not applicable	—*	Not applicable
Total class-specific expenses	$4,205	$1,104	$90

Tax-Exempt Preservation Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$813	$260
Class B	1	—*
Class C	587	58
Class F-1	20	9
Class F-2	Not applicable	35
Total class-specific expenses	$1,421	$362

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

38	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
Global Growth Portfolio	$9,218	$250	$ 9,468
Growth Portfolio	20,045	453	20,498
Growth and Income Portfolio	29,195	899	30,094
Balanced Portfolio	25,000	667	25,667
Income Portfolio	18,712	496	19,208
Tax-Advantaged Income Portfolio	5,165	138	5,303
Preservation Portfolio	5,754	142	5,896
Tax-Exempt Preservation Portfolio	1,979	50	2,029

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2016, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$264,211	$30,259
Growth Portfolio	906,185	15,797
Growth and Income Portfolio	1,055,203	19,692
Balanced Portfolio	1,178,671	10,571
Income Portfolio	892,335	275,373
Tax-Advantaged Income Portfolio	336,059	2,665
Preservation Portfolio	359,799	16,099
Tax-Exempt Preservation Portfolio	168,824	22,795

American Funds Portfolio Series	39

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

				Reinvestments of						Net increase
	Sales[1]			dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$260,846	18,918		$38,436		2,743		$(198,891)	(14,351)	$100,391	7,310
Class B	124	9		43		3		(1,127)	(82)	(960)	(70)
Class C	62,890	4,623		6,566		474		(36,897)	(2,702)	32,559	2,395
Class F-1	18,621	1,358		1,476		105		(18,156)	(1,342)	1,941	121
Class F-2	73,139	5,274		2,335		166		(25,901)	(1,881)	49,573	3,559
Class 529-A	32,891	2,383		4,861		348		(15,743)	(1,132)	22,009	1,599
Class 529-B	14	1		11		—	[2]	(261)	(19)	(236)	(18)
Class 529-C	11,681	859		1,672		121		(10,127)	(727)	3,226	253
Class 529-E	1,399	101		174		12		(757)	(54)	816	59
Class 529-F-1	3,153	229		327		23		(1,262)	(92)	2,218	160
Class R-1	1,168	88		76		5		(787)	(57)	457	36
Class R-2	21,140	1,558		1,137		82		(8,376)	(609)	13,901	1,031
Class R-2E	961	67		—	[2]	—	[2]	— [2]	— [2]	961	67
Class R-3	8,421	613		621		44		(5,058)	(362)	3,984	295
Class R-4	4,177	303		362		26		(3,119)	(228)	1,420	101
Class R-5E3	10	1		—		—		—	—	10	1
Class R-5	2,259	165		114		8		(945)	(68)	1,428	105
Class R-6	3,323	238		1,518		108		(10,317)	(732)	(5,476)	(386)
Total net increase (decrease)	$506,217	36,788		$59,729		4,268		$(337,724)	(24,438)	$228,222	16,618

Year ended October 31, 2015

Class A	$379,782	25,714		$18,397		1,273		$(114,558)	(7,820)	$283,621	19,167
Class B	453	31		35		3		(1,178)	(81)	(690)	(47)
Class C	91,150	6,247		2,564		179		(25,798)	(1,785)	67,916	4,641
Class F-1	34,846	2,359		1,017		70		(33,539)	(2,342)	2,324	87
Class F-2	34,994	2,365		1,103		76		(21,860)	(1,479)	14,237	962
Class 529-A	43,168	2,927		2,379		164		(11,079)	(754)	34,468	2,337
Class 529-B	56	4		8		1		(225)	(16)	(161)	(11)
Class 529-C	15,584	1,071		800		56		(4,146)	(285)	12,238	842
Class 529-E	2,291	157		89		6		(1,240)	(88)	1,140	75
Class 529-F-1	4,124	283		119		8		(511)	(34)	3,732	257
Class R-1	1,230	85		29		2		(376)	(26)	883	61
Class R-2	17,877	1,230		396		28		(4,283)	(295)	13,990	963
Class R-2E	1	—	[2]	—		—		— [2]	— [2]	1	— [2]
Class R-3	7,694	526		285		20		(2,147)	(148)	5,832	398
Class R-4	7,389	498		139		10		(2,842)	(194)	4,686	314
Class R-5	1,939	129		30		2		(372)	(25)	1,597	106
Class R-6	9,814	655		873		60		(4,542)	(307)	6,145	408
Total net increase (decrease)	$652,392	44,281		$28,263		1,958		$(228,696)	(15,679)	$451,959	30,560

40	American Funds Portfolio Series

Growth Portfolio

				Reinvestments of				Net increase
	Sales[1]			dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$758,872	51,997		$96,699	6,574	$(388,362)	(26,355)	$467,209	32,216
Class B	301	21		141	10	(2,789)	(194)	(2,347)	(163)
Class C	214,622	14,883		19,633	1,350	(95,424)	(6,581)	138,831	9,652
Class F-1	32,830	2,252		2,471	168	(26,095)	(1,798)	9,206	622
Class F-2	103,792	7,017		5,338	362	(47,667)	(3,241)	61,463	4,138
Class 529-A	100,435	6,855		13,362	909	(22,810)	(1,557)	90,987	6,207
Class 529-B	48	4		36	2	(805)	(57)	(721)	(51)
Class 529-C	37,143	2,553		4,000	275	(12,157)	(842)	28,986	1,986
Class 529-E	4,345	299		649	44	(1,601)	(113)	3,393	230
Class 529-F-1	12,178	831		974	66	(2,980)	(201)	10,172	696
Class R-1	3,139	217		259	18	(3,165)	(214)	233	21
Class R-2	45,116	3,148		2,619	180	(15,755)	(1,081)	31,980	2,247
Class R-2E	3,772	249		79	5	(89)	(6)	3,762	248
Class R-3	27,278	1,872		1,532	105	(11,039)	(751)	17,771	1,226
Class R-4	17,790	1,218		1,143	77	(10,671)	(729)	8,262	566
Class R-5E3	10	1		—	—	—	—	10	1
Class R-5	6,672	451		254	17	(2,036)	(137)	4,890	331
Class R-6	7,711	531		2,214	150	(14,505)	(990)	(4,580)	(309)
Total net increase (decrease)	$1,376,054	94,399		$151,403	10,312	$(657,950)	(44,847)	$869,507	59,864

Year ended October 31, 2015

Class A	$859,489	55,673		$44,170	2,919	$(209,748)	(13,649)	$693,911	44,943
Class B	1,207	79		121	8	(2,951)	(193)	(1,623)	(106)
Class C	237,543	15,566		7,036	469	(45,423)	(2,982)	199,156	13,053
Class F-1	37,177	2,406		1,290	85	(26,496)	(1,725)	11,971	766
Class F-2	62,599	4,043		1,943	128	(17,872)	(1,160)	46,670	3,011
Class 529-A	105,006	6,796		5,999	396	(15,096)	(975)	95,909	6,217
Class 529-B	155	10		27	2	(467)	(31)	(285)	(19)
Class 529-C	37,845	2,476		1,682	112	(6,615)	(432)	32,912	2,156
Class 529-E	3,898	254		332	22	(1,131)	(75)	3,099	201
Class 529-F-1	11,131	716		348	23	(1,333)	(85)	10,146	654
Class R-1	4,169	272		116	8	(2,062)	(137)	2,223	143
Class R-2	34,446	2,257		924	62	(8,019)	(528)	27,351	1,791
Class R-2E	7	—	[2]	—	—	—	—	7	— [2]
Class R-3	18,948	1,229		654	43	(4,477)	(293)	15,125	979
Class R-4	20,645	1,357		240	16	(4,724)	(310)	16,161	1,063
Class R-5	3,607	230		43	3	(248)	(16)	3,402	217
Class R-6	16,856	1,073		1,238	81	(7,964)	(519)	10,130	635
Total net increase (decrease)	$1,454,728	94,437		$66,163	4,377	$(354,626)	(23,110)	$1,166,265	75,704

See page 47 for footnotes.

American Funds Portfolio Series	41

Growth and Income Portfolio

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$995,138	76,482	$155,209	11,956	$(587,774)	(44,798)	$562,573	43,640
Class B	442	34	184	14	(4,740)	(366)	(4,114)	(318)
Class C	304,214	23,490	28,940	2,247	(147,673)	(11,354)	185,481	14,383
Class F-1	54,989	4,211	3,920	302	(31,725)	(2,436)	27,184	2,077
Class F-2	123,823	9,434	6,426	493	(52,199)	(3,979)	78,050	5,948
Class 529-A	72,529	5,546	12,556	968	(31,360)	(2,399)	53,725	4,115
Class 529-B	109	9	29	2	(795)	(61)	(657)	(50)
Class 529-C	24,895	1,915	4,241	329	(14,918)	(1,140)	14,218	1,104
Class 529-E	3,261	250	633	49	(1,575)	(121)	2,319	178
Class 529-F-1	8,900	684	948	73	(4,350)	(332)	5,498	425
Class R-1	2,685	206	262	21	(3,913)	(297)	(966)	(70)
Class R-2	41,614	3,215	2,594	201	(17,198)	(1,318)	27,010	2,098
Class R-2E	3,949	302	24	2	(335)	(26)	3,638	278
Class R-3	29,978	2,293	1,869	144	(13,180)	(999)	18,667	1,438
Class R-4	31,925	2,434	1,894	146	(13,734)	(1,060)	20,085	1,520
Class R-5E3	10	1	—	—	—	—	10	1
Class R-5	4,409	339	176	13	(1,260)	(100)	3,325	252
Class R-6	15,982	1,248	2,167	166	(9,789)	(751)	8,360	663
Total net increase (decrease)	$1,718,852	132,093	$222,072	17,126	$(936,518)	(71,537)	$1,004,406	77,682

Year ended October 31, 2015

Class A	$1,161,900	85,594	$93,342	6,904	$(379,576)	(28,062)	$875,666	64,436
Class B	1,465	108	235	17	(5,265)	(389)	(3,565)	(264)
Class C	332,505	24,616	14,292	1,058	(85,166)	(6,322)	261,631	19,352
Class F-1	43,278	3,196	2,212	164	(22,419)	(1,658)	23,071	1,702
Class F-2	79,853	5,869	3,158	233	(28,446)	(2,111)	54,565	3,991
Class 529-A	72,873	5,365	7,753	573	(19,770)	(1,462)	60,856	4,476
Class 529-B	278	20	33	2	(795)	(58)	(484)	(36)
Class 529-C	33,473	2,476	2,459	182	(11,790)	(872)	24,142	1,786
Class 529-E	4,928	362	349	26	(1,037)	(77)	4,240	311
Class 529-F-1	6,320	465	597	44	(3,965)	(293)	2,952	216
Class R-1	3,979	293	182	13	(3,277)	(249)	884	57
Class R-2	36,051	2,674	1,134	84	(11,191)	(837)	25,994	1,921
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	18,976	1,404	952	71	(5,742)	(427)	14,186	1,048
Class R-4	30,242	2,240	570	42	(5,504)	(411)	25,308	1,871
Class R-5	1,980	147	64	5	(192)	(14)	1,852	138
Class R-6	19,808	1,456	1,266	94	(8,062)	(594)	13,012	956
Total net increase (decrease)	$1,847,909	136,285	$128,598	9,512	$(592,197)	(43,836)	$1,384,310	101,961

42	American Funds Portfolio Series

Balanced Portfolio

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$949,538	72,537	$99,508	7,610		$(435,771)	(33,184)	$613,275	46,963
Class B	657	50	112	9		(3,824)	(292)	(3,055)	(233)
Class C	320,188	24,635	20,395	1,571		(136,184)	(10,425)	204,399	15,781
Class F-1	79,875	6,184	3,469	265		(34,034)	(2,598)	49,310	3,851
Class F-2	152,469	11,583	5,355	408		(41,795)	(3,182)	116,029	8,809
Class 529-A	52,565	4,001	6,684	511		(27,678)	(2,106)	31,571	2,406
Class 529-B	101	8	15	1		(509)	(39)	(393)	(30)
Class 529-C	27,570	2,108	2,595	200		(19,812)	(1,507)	10,353	801
Class 529-E	3,061	234	261	20		(1,183)	(89)	2,139	165
Class 529-F-1	7,710	586	689	53		(3,402)	(258)	4,997	381
Class R-1	4,784	367	262	20		(4,148)	(316)	898	71
Class R-2	32,531	2,497	1,641	126		(13,538)	(1,032)	20,634	1,591
Class R-2E	3,173	243	9	—	[2]	(344)	(26)	2,838	217
Class R-3	33,543	2,567	2,165	166		(19,021)	(1,452)	16,687	1,281
Class R-4	35,897	2,725	2,316	178		(35,881)	(2,724)	2,332	179
Class R-5E3	26	2	—	—		—	—	26	2
Class R-5	5,116	397	405	31		(4,621)	(354)	900	74
Class R-6	97,186	7,326	3,458	263		(36,248)	(2,737)	64,396	4,852
Total net increase (decrease)	$1,805,990	138,050	$149,339	11,432		$(817,993)	(62,321)	$1,137,336	87,161

Year ended October 31, 2015

Class A	$993,186	74,182	$42,191	3,167		$(265,868)	(19,887)	$769,509	57,462
Class B	1,287	97	78	6		(3,887)	(292)	(2,522)	(189)
Class C	320,596	24,034	6,320	475		(86,785)	(6,523)	240,131	17,986
Class F-1	40,031	2,988	1,392	104		(18,182)	(1,370)	23,241	1,722
Class F-2	61,782	4,608	1,716	129		(24,150)	(1,796)	39,348	2,941
Class 529-A	53,121	3,958	3,091	232		(19,522)	(1,457)	36,690	2,733
Class 529-B	275	20	10	1		(554)	(41)	(269)	(20)
Class 529-C	29,495	2,214	970	73		(13,972)	(1,045)	16,493	1,242
Class 529-E	3,062	228	105	8		(1,123)	(84)	2,044	152
Class 529-F-1	7,282	542	293	22		(2,783)	(205)	4,792	359
Class R-1	5,695	426	99	8		(3,745)	(281)	2,049	153
Class R-2	28,593	2,145	524	39		(10,781)	(812)	18,336	1,372
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	37,736	2,825	789	59		(11,319)	(848)	27,206	2,036
Class R-4	23,800	1,772	829	62		(12,176)	(912)	12,453	922
Class R-5	3,790	283	211	16		(2,071)	(157)	1,930	142
Class R-6	50,760	3,800	1,274	95		(18,725)	(1,404)	33,309	2,491
Total net increase (decrease)	$1,660,491	124,122	$59,892	4,496		$(495,643)	(37,114)	$1,224,740	91,504

American Funds Portfolio Series	43

Income Portfolio

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$697,584	60,692	$91,671		7,997		$(433,560)	(37,835)	$355,695	30,854
Class B	502	44	74		7		(3,125)	(272)	(2,549)	(221)
Class C	197,713	17,327	17,572		1,542		(126,124)	(11,042)	89,161	7,827
Class F-1	37,817	3,294	2,881		251		(30,277)	(2,633)	10,421	912
Class F-2	171,186	14,880	4,346		376		(77,956)	(7,021)	97,576	8,235
Class 529-A	24,082	2,089	2,778		242		(17,963)	(1,566)	8,897	765
Class 529-B	62	6	8		1		(383)	(34)	(313)	(27)
Class 529-C	13,138	1,145	1,347		118		(13,049)	(1,138)	1,436	125
Class 529-E	724	63	206		18		(1,366)	(120)	(436)	(39)
Class 529-F-1	4,430	384	305		27		(1,714)	(148)	3,021	263
Class R-1	612	54	50		4		(404)	(35)	258	23
Class R-2	11,900	1,038	754		66		(8,564)	(748)	4,090	356
Class R-2E	318	27	—	[2]	—	[2]	—	—	318	27
Class R-3	11,512	1,004	727		63		(5,193)	(455)	7,046	612
Class R-4	16,804	1,462	995		87		(6,679)	(578)	11,120	971
Class R-5E3	85	7	1		—	[2]	—	—	86	7
Class R-5	2,169	189	145		13		(958)	(83)	1,356	119
Class R-6	12,071	1,049	835		72		(5,382)	(466)	7,524	655
Total net increase (decrease)	$1,202,709	104,754	$124,695		10,884		$(732,697)	(64,174)	$594,707	51,464

Year ended October 31, 2015

Class A	$811,243	68,593	$68,847		5,877		$(302,274)	(25,738)	$577,816	48,732
Class B	1,322	111	136		12		(3,808)	(323)	(2,350)	(200)
Class C	241,244	20,489	12,408		1,063		(87,525)	(7,490)	166,127	14,062
Class F-1	32,198	2,738	2,319		198		(21,841)	(1,873)	12,676	1,063
Class F-2	41,280	3,490	2,560		218		(23,418)	(1,995)	20,422	1,713
Class 529-A	23,319	1,974	2,239		191		(14,235)	(1,208)	11,323	957
Class 529-B	104	9	14		1		(372)	(32)	(254)	(22)
Class 529-C	15,014	1,273	1,130		97		(10,186)	(868)	5,958	502
Class 529-E	2,442	205	181		16		(931)	(79)	1,692	142
Class 529-F-1	3,260	274	200		17		(1,633)	(138)	1,827	153
Class R-1	615	52	46		4		(674)	(57)	(13)	(1)
Class R-2	10,569	897	505		43		(3,124)	(269)	7,950	671
Class R-2E	—	—	—		—		—	—	—	—
Class R-3	9,191	780	463		39		(2,375)	(203)	7,279	616
Class R-4	14,157	1,195	496		42		(4,537)	(383)	10,116	854
Class R-5	1,447	122	89		8		(689)	(59)	847	71
Class R-6	9,121	776	515		44		(4,103)	(348)	5,533	472
Total net increase (decrease)	$1,216,526	102,978	$92,148		7,870		$(481,725)	(41,063)	$826,949	69,785

44	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$307,714	24,775	$24,557	1,976		$(101,195)	(8,169)	$231,076	18,582
Class B	38	3	2	—		(186)	(15)	(146)	(12)
Class C	70,862	5,728	3,208	260		(21,222)	(1,721)	52,848	4,267
Class F-1	20,656	1,678	967	78		(5,590)	(448)	16,033	1,308
Class F-2	35,376	2,846	1,608	129		(9,796)	(792)	27,188	2,183
Total net increase (decrease)	$434,646	35,030	$30,342	2,443		$(137,989)	(11,145)	$326,999	26,328

Year ended October 31, 2015

Class A	$293,454	23,513	$15,025	1,217		$(68,055)	(5,486)	$240,424	19,244
Class B	94	8	5	—	[2]	(205)	(17)	(106)	(9)
Class C	54,518	4,389	1,749	142		(15,347)	(1,237)	40,920	3,294
Class F-1	9,213	740	522	42		(2,800)	(225)	6,935	557
Class F-2	22,531	1,802	828	67		(6,687)	(541)	16,672	1,328
Total net increase (decrease)	$379,810	30,452	$18,129	1,468		$(93,094)	(7,506)	$304,845	24,414

See page 47 for footnotes.

American Funds Portfolio Series	45

Preservation Portfolio

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$425,229	42,594	$7,445	746		$(217,793)	(21,809)	$214,881	21,531
Class B	361	36	2	—		(1,232)	(123)	(869)	(87)
Class C	98,359	9,878	574	58		(55,136)	(5,533)	43,797	4,403
Class F-1	23,208	2,328	264	27		(16,681)	(1,671)	6,791	684
Class F-2	44,328	4,433	452	45		(16,909)	(1,691)	27,871	2,787
Class 529-A	38,996	3,905	695	70		(19,166)	(1,919)	20,525	2,056
Class 529-B	90	9	—	—		(384)	(38)	(294)	(29)
Class 529-C	20,439	2,049	85	9		(11,001)	(1,103)	9,523	955
Class 529-E	1,658	166	22	2		(1,100)	(110)	580	58
Class 529-F-1	6,605	661	155	15		(2,937)	(294)	3,823	382
Class R-1	931	93	6	1		(459)	(46)	478	48
Class R-2	10,454	1,050	55	5		(7,644)	(765)	2,865	290
Class R-2E	3,081	307	11	1		(177)	(17)	2,915	291
Class R-3	7,110	713	108	11		(5,184)	(520)	2,034	204
Class R-4	5,915	592	86	9		(2,425)	(244)	3,576	357
Class R-5E3	10	1	—	—		—	—	10	1
Class R-5	660	66	13	1		(177)	(17)	496	50
Class R-6	7,117	712	128	13		(3,828)	(383)	3,417	342
Total net increase (decrease)	$694,551	69,593	$10,101	1,013		$(362,233)	(36,283)	$342,419	34,323

Year ended October 31, 2015

Class A	$318,904	32,012	$5,359	538		$(178,287)	(17,897)	$145,976	14,653
Class B	878	88	5	1		(1,352)	(136)	(469)	(47)
Class C	73,837	7,422	415	42		(37,487)	(3,768)	36,765	3,696
Class F-1	14,656	1,471	138	14		(3,099)	(311)	11,695	1,174
Class F-2	15,508	1,556	199	20		(6,873)	(689)	8,834	887
Class 529-A	26,598	2,669	509	51		(14,828)	(1,489)	12,279	1,231
Class 529-B	283	28	1	—	[2]	(265)	(27)	19	1
Class 529-C	10,022	1,007	70	7		(7,806)	(785)	2,286	229
Class 529-E	1,120	113	20	2		(926)	(93)	214	22
Class 529-F-1	4,805	483	110	11		(2,665)	(268)	2,250	226
Class R-1	718	72	4	—	[2]	(306)	(30)	416	42
Class R-2	10,448	1,051	43	4		(4,094)	(412)	6,397	643
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	9,569	962	82	8		(4,489)	(451)	5,162	519
Class R-4	4,929	495	50	5		(1,593)	(160)	3,386	340
Class R-5	631	63	7	1		(457)	(46)	181	18
Class R-6	3,728	374	91	9		(2,571)	(258)	1,248	125
Total net increase (decrease)	$496,634	49,866	$7,103	713		$(267,098)	(26,820)	$236,639	23,759

46	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016
Class A	$186,764	18,722	$5,761	578		$(75,982)	(7,623)	$116,543	11,677
Class B	35	3	—	—		(80)	(8)	(45)	(5)
Class C	29,007	2,911	843	85		(16,352)	(1,641)	13,498	1,355
Class F-1	8,429	844	172	17		(2,637)	(264)	5,964	597
Class F-2	30,985	3,111	768	77		(21,843)	(2,191)	9,910	997
Total net increase (decrease)	$255,220	25,591	$7,544	757		$(116,894)	(11,727)	$145,870	14,621

Year ended October 31, 2015

Class A	$125,006	12,577	$4,432	447		$(63,866)	(6,428)	$65,572	6,596
Class B	55	6	1	—	[2]	(59)	(6)	(3)	—	[2]
Class C	22,636	2,282	757	76		(13,747)	(1,385)	9,646	973
Class F-1	1,895	191	106	11		(1,567)	(158)	434	44
Class F-2	17,075	1,721	440	44		(4,748)	(478)	12,767	1,287
Total net increase (decrease)	$166,667	16,777	$5,736	578		$(83,987)	(8,455)	$88,416	8,900

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

American Funds Portfolio Series	47

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/16	$14.58	$.15	$.11	$.26	$(.13)	$(.42)	$(.55)	$14.29	1.86%		$1,074		.35%		.33%		.82%		1.11%
10/31/15	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85		990		.45		.35		.84		1.02
10/31/14	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71		722		.44		.34		.83		.96
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18		377		.50		.40		.90		.85
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	[8]	53		.25	[8]	.20	[8]	.71	[8]	.29 [8]
Class B:
10/31/16	14.44	.07	.07	.14	—	(.42)	(.42)	14.16	1.01		1		1.17		1.15		1.64		.52
10/31/15	14.66	.06	(.06)	—	— [9]	(.22)	(.22)	14.44	.05		2		1.23		1.13		1.62		.41
10/31/14	13.81	.03	.90	.93	(.07)	(.01)	(.08)	14.66	6.82		2		1.25		1.15		1.64		.23
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32		2		1.28		1.18		1.68		.13
10/31/12[6,7]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	[8]	1		.56	[8]	.51	[8]	1.02	[8]	(.08)[8]
Class C:
10/31/16	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99		227		1.14		1.13		1.62		.30
10/31/15	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06		198		1.22		1.12		1.61		.22
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92		134		1.24		1.14		1.63		.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27		62		1.26		1.16		1.66		.04
10/31/12[6,7]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	[8]	8		.56	[8]	.51	[8]	1.02	[8]	(.17)[8]
Class F-1:
10/31/16	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77		40		.42		.40		.89		1.08
10/31/15	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77		39		.50		.40		.89		1.01
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69		39		.51		.41		.90		.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23		23		.53		.43		.93		.59
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	[8]	2		.19	[8]	.14	[8]	.65	[8]	.28 [8]
Class F-2:
10/31/16	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98		105		.15		.13		.62		1.15
10/31/15	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08		55		.24		.14		.63		1.28
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90		41		.24		.14		.63		1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57		20		.27		.17		.67		.96
10/31/12[6,7]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	[8]	1		.11	[8]	.06	[8]	.57	[8]	.37 [8]
Class 529-A:
10/31/16	14.56	.14	.11	.25	(.12)	(.42)	(.54)	14.27	1.79		147		.41		.39		.88		1.03
10/31/15	14.81	.14	(.04)	.10	(.13)	(.22)	(.35)	14.56	.73		126		.51		.41		.90		.97
10/31/14	13.91	.13	.93	1.06	(.15)	(.01)	(.16)	14.81	7.70		94		.51		.41		.90		.87
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27		45		.50		.40		.90		.96
10/31/12[6,7]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	[8]	9		.23	[8]	.18	[8]	.69	[8]	.21 [8]
Class 529-B:
10/31/16	14.42	.08	.05	.13	—	(.42)	(.42)	14.13	.94		—	[10]	1.26		1.23		1.72		.55
10/31/15	14.65	.05	(.06)	(.01)	—	(.22)	(.22)	14.42	(.04)		—	[10]	1.32		1.22		1.71		.31
10/31/14	13.80	.03	.90	.93	(.07)	(.01)	(.08)	14.65	6.79		1		1.33		1.23		1.72		.21
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11		1		1.38		1.28		1.78		.21
10/31/12[6,7]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40	[8]	—	[10]	.59	[8]	.54	[8]	1.05	[8]	(.26)[8]
Class 529-C:
10/31/16	14.34	.03	.10	.13	(.02)	(.42)	(.44)	14.03	.92		56		1.23		1.21		1.70		.22
10/31/15	14.61	.03	(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)		53		1.31		1.21		1.70		.18
10/31/14	13.78	— [9]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76		42		1.32		1.22		1.71		(.03)
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23		16		1.36		1.26		1.76		(.06)
10/31/12[6,7]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20	[8]	2		.60	[8]	.56	[8]	1.07	[8]	(.18)[8]
Class 529-E:
10/31/16	14.50	.10	.10	.20	(.09)	(.42)	(.51)	14.19	1.45		6		.68		.67		1.16		.75
10/31/15	14.75	.10	(.02)	.08	(.11)	(.22)	(.33)	14.50	.55		5		.78		.68		1.17		.69
10/31/14	13.88	.08	.93	1.01	(.13)	(.01)	(.14)	14.75	7.33		4		.79		.69		1.18		.55
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89		2		.82		.72		1.22		.49
10/31/12[6,7]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60	[8]	—	[10]	.33	[8]	.29	[8]	.80	[8]	.08 [8]

48	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-1:
10/31/16	$14.61	$.17		$.11	$.28	$(.15)	$(.42)	$(.57)	$14.32	1.97%		$10		.22%		.21%		.70%		1.19%
10/31/15	14.85	.17		(.03)	.14	(.16)	(.22)	(.38)	14.61	.98		8		.31		.21		.70		1.12
10/31/14	13.94	.14		.94	1.08	(.16)	(.01)	(.17)	14.85	7.85		4		.31		.21		.70		.96
10/31/13	11.18	.16		2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37		1		.37		.27		.77		1.26
10/31/12[6,7]	10.00	.03		1.15	1.18	—	—	—	11.18	11.80	[8]	—	[10]	.16	[8]	.11	[8]	.62	[8]	.23	[8]
Class R-1:
10/31/16	14.39	.03		.11	.14	(.03)	(.42)	(.45)	14.08	1.03		3		1.15		1.14		1.63		.24
10/31/15	14.65	.02		(.02)	—	(.04)	(.22)	(.26)	14.39	.03		2		1.23		1.13		1.62		.17
10/31/14	13.81	.02		.92	.94	(.09)	(.01)	(.10)	14.65	6.86		2		1.25		1.15		1.64		.13
10/31/13	11.14	.02		2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28		1		1.25		1.15		1.65		.13
10/31/12[6,7]	10.00	—	[9]	1.14	1.14	—	—	—	11.14	11.40	[8]	—	[10]	.51	[8]	.47	[8]	.98	[8]	(.04)[8]
Class R-2:
10/31/16	14.35	.03		.11	.14	(.04)	(.42)	(.46)	14.03	1.03		47		1.16		1.15		1.64		.22
10/31/15	14.62	.02		(.02)	—	(.05)	(.22)	(.27)	14.35	.03		33		1.25		1.15		1.64		.17
10/31/14	13.80	—	[9]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82		19		1.30		1.20		1.69		.03
10/31/13	11.15	(.02)		2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24		7		1.27		1.17		1.67		(.18)
10/31/12[6,7]	10.00	(.02)		1.17	1.15	—	—	—	11.15	11.50	[8]	1		.47	[8]	.42	[8]	.93	[8]	(.21)[8]
Class R-2E:
10/31/16	14.57	(.05)		.31	.26	(.14)	(.42)	(.56)	14.27	1.84		1		.75		.75		1.24		(.42)
10/31/15	14.82	.17		(.04)	.13	(.16)	(.22)	(.38)	14.57	.94	[11]	—	[10]	.38	[11]	.27	[11]	.76	[11]	1.18	[11]
10/31/14[6,12]	15.02	.01		(.21)	(.20)	—	—	—	14.82	(1.33)[8,11]		—	[10]	.06	[8,11]	.04	[8,11]	.53	[8,11]	.09	[8,11]
Class R-3:
10/31/16	14.49	.09		.11	.20	(.08)	(.42)	(.50)	14.19	1.46		22		.72		.70		1.19		.69
10/31/15	14.74	.10		(.03)	.07	(.10)	(.22)	(.32)	14.49	.48		18		.79		.69		1.18		.66
10/31/14	13.86	.09		.92	1.01	(.12)	(.01)	(.13)	14.74	7.38		13		.82		.72		1.21		.60
10/31/13	11.16	.05		2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77		6		.83		.73		1.23		.36
10/31/12[6,7]	10.00	.04		1.12	1.16	—	—	—	11.16	11.60	[8]	—	[10]	.33	[8]	.29	[8]	.80	[8]	.39	[8]
Class R-4:
10/31/16	14.57	.15		.10	.25	(.13)	(.42)	(.55)	14.27	1.81		10		.41		.39		.88		1.08
10/31/15	14.82	.15		(.04)	.11	(.14)	(.22)	(.36)	14.57	.81		9		.47		.37		.86		1.00
10/31/14	13.93	.12		.93	1.05	(.15)	(.01)	(.16)	14.82	7.62		4		.48		.38		.87		.81
10/31/13	11.18	.14		2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27		1		.49		.39		.89		1.11
10/31/12[6,7]	10.00	—	[9]	1.18	1.18	—	—	—	11.18	11.80	[8]	—	[10]	.21	[8]	.16	[8]	.67	[8]	(.02)[8]
Class R-5E:
10/31/16[6,13]	14.71	.17		(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03	[8]	—	[10]	.27	[14]	.25	[14]	.74	[14]	1.32	[14]
Class R-5:
10/31/16	14.70	.17		.11	.28	(.16)	(.42)	(.58)	14.40	2.03		4		.10		.09		.58		1.25
10/31/15	14.88	.16		— [9]	.16	(.12)	(.22)	(.34)	14.70	1.13		3		.18		.08		.57		1.10
10/31/14	13.97	.27		.82	1.09	(.17)	(.01)	(.18)	14.88	7.92		1		.21		.11		.60		1.84
10/31/13	11.18	.18		2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66		20		.23		.13		.63		1.47
10/31/12[6,7]	10.00	.03		1.15	1.18	—	—	—	11.18	11.80	[8]	11		.10	[8]	.05	[8]	.56	[8]	.30	[8]
Class R-6:
10/31/16	14.72	.21		.09	.30	(.17)	(.42)	(.59)	14.43	2.13		32		.05		.03		.52		1.47
10/31/15	14.95	.20		(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15		39		.14		.04		.53		1.36
10/31/14	14.02	.14		.98	1.12	(.18)	(.01)	(.19)	14.95	8.07		33		.14		.04		.53		.96
10/31/13	11.17	.10		2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57		3		.18		.08		.58		.79
10/31/12[6,7]	10.00	.05		1.12	1.17	—	—	—	11.17	11.70	[8]	—	[10]	.13	[8]	.08	[8]	.59	[8]	.52	[8]

See page 62 for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/16	$15.41	$.10	$.41	$.51	$(.11)	$(.60)	$(.71)	$15.21	3.41%		$2,505		.34%		.32%		.76%		.68%
10/31/15	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48		2,042		.42		.32		.75		.65
10/31/14	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46		1,345		.42		.32		.75		.47
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45		646		.45		.35		.79		.67
10/31/12[6,7]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	[8]	108		.24	[8]	.19	[8]	.64	[8]	.15 [8]
Class B:
10/31/16	15.23	.02	.35	.37	—	(.60)	(.60)	15.00	2.50		1		1.17		1.14		1.58		.12
10/31/15	15.18	— [9]	.41	.41	—	(.36)	(.36)	15.23	2.70		4		1.23		1.13		1.56		.01
10/31/14	13.89	(.04)	1.37	1.33	—	(.04)	(.04)	15.18	9.58		5		1.24		1.14		1.57		(.28)
10/31/13	10.98	— [9]	3.00	3.00	(.09)	—	(.09)	13.89	27.47		5		1.26		1.16		1.60		(.04)
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	[8]	1		.55	[8]	.51	[8]	.96	[8]	(.23)[8]
Class C:
10/31/16	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
10/31/15	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458		1.21		1.11		1.54		(.18)
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60		259		1.23		1.13		1.56		(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52		108		1.24		1.14		1.58		(.17)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	[8]	14		.55	[8]	.50	[8]	.95	[8]	(.27)[8]
Class F-1:
10/31/16	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51		.49		.39		.82		.61
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44		40		.50		.40		.83		.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41		19		.51		.41		.85		.64
10/31/12[6,7]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	[8]	3		.19	[8]	.15	[8]	.60	[8]	.19 [8]
Class F-2:
10/31/16	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
10/31/15	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104		.23		.13		.56		.82
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69		57		.24		.14		.57		.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75		31		.26		.16		.60		.64
10/31/12[6,7]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	[8]	2		.09	[8]	.05	[8]	.50	[8]	.27 [8]
Class 529-A:
10/31/16	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280		.49		.39		.82		.58
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43		184		.49		.39		.82		.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49		90		.49		.39		.83		.71
10/31/12[6,7]	10.00	.01	1.00	1.01	—	—	—	11.01	10.10	[8]	21		.23	[8]	.18	[8]	.63	[8]	.09 [8]
Class 529-B:
10/31/16	15.20	.03	.33	.36	—	(.60)	(.60)	14.96	2.44		—	[10]	1.26		1.23		1.67		.18
10/31/15	15.17	(.02)	.41	.39	—	(.36)	(.36)	15.20	2.56		1		1.31		1.21		1.64		(.12)
10/31/14	13.89	(.06)	1.38	1.32	—	(.04)	(.04)	15.17	9.51		1		1.32		1.22		1.65		(.41)
10/31/13	10.98	.01	2.97	2.98	(.07)	—	(.07)	13.89	27.33		1		1.36		1.26		1.70		.04
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	[8]	1		.59	[8]	.55	[8]	1.00	[8]	(.23)[8]
Class 529-C:
10/31/16	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
10/31/15	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98		1.31		1.21		1.64		(.24)
10/31/14	13.88	(.06)	1.37	1.31	— [9]	(.04)	(.04)	15.15	9.45		65		1.31		1.21		1.64		(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35		33		1.34		1.24		1.68		(.15)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	[8]	8		.60	[8]	.55	[8]	1.00	[8]	(.30)[8]
Class 529-E:
10/31/16	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
10/31/15	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14		.77		.67		1.10		.34
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08		11		.78		.68		1.11		.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14		5		.80		.70		1.14		.39
10/31/12[6,7]	10.00	(.01)	1.01	1.00	—	—	—	11.00	10.00	[8]	1		.35	[8]	.30	[8]	.75	[8]	(.05)[8]

50	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-1:
10/31/16	$15.45	$.11	$.41	$.52	$(.12)	$(.60)	$(.72)	$15.25	3.47%		$30		.21%		.20%		.64%		.74%
10/31/15	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20		.30		.20		.63		.70
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60		10		.31		.21		.64		.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73		4		.34		.24		.68		.90
10/31/12[6,7]	10.00	.02	1.01	1.03	—	—	—	11.03	10.20	[8]	1		.14	[8]	.10	[8]	.55	[8]	.16 [8]
Class R-1:
10/31/16	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57		7		1.15		1.13		1.57		(.11)
10/31/15	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7		1.22		1.12		1.55		(.19)
10/31/14	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57		5		1.24		1.14		1.57		(.34)
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52		3		1.24		1.14		1.58		.11
10/31/12[6,7]	10.00	(.04)	1.03	.99	—	—	—	10.99	9.90	[8]	1		.56	[8]	.51	[8]	.96	[8]	(.34)[8]
Class R-2:
10/31/16	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57		94		1.15		1.14		1.58		(.20)
10/31/15	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61		1.24		1.14		1.57		(.21)
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55		34		1.29		1.19		1.62		(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44		13		1.24		1.14		1.58		(.22)
10/31/12[6,7]	10.00	(.03)	1.03	1.00	—	—	—	11.00	10.00	[8]	2		.48	[8]	.44	[8]	.89	[8]	(.27)[8]
Class R-2E:
10/31/16	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94		4		.82		.81		1.25		.23
10/31/15	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43	[11]	—	[10]	.52	[11]	.42	[11]	.85	[11]	.48 [11]
10/31/14[6,12]	15.54	.01	(.19)	(.18)	—	—	—	15.36	(1.16)[8,11]		—	[10]	.06	[8,11]	.04	[8,11]	.47	[8,11]	.06 [8,11]
Class R-3:
10/31/16	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
10/31/15	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07		37		.78		.68		1.11		.25
10/31/14	13.97	.01	1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07		22		.81		.71		1.14		.06
10/31/13	11.01	.01	3.05	3.06	(.10)	—	(.10)	13.97	28.02		9		.81		.71		1.15		.06
10/31/12[6,7]	10.00	.02	.99	1.01	—	—	—	11.01	10.10	[8]	—	[10]	.32	[8]	.27	[8]	.72	[8]	.19 [8]
Class R-4:
10/31/16	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
10/31/15	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42		23		.47		.37		.80		.40
10/31/14	14.02	.06	1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44		7		.47		.37		.80		.39
10/31/13	11.03	.08	3.03	3.11	(.12)	—	(.12)	14.02	28.45		2		.46		.36		.80		.62
10/31/12[6,7]	10.00	— [9]	1.03	1.03	—	—	—	11.03	10.30	[8]	—	[10]	.18	[8]	.13	[8]	.58	[8]	.04 [8]
Class R-5E:
10/31/16[6,13]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73	[8]	—	[10]	.26	[14]	.25	[14]	.69	[14]	.89 [14]
Class R-5:
10/31/16	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10		.10		.08		.52		.85
10/31/15	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76		5		.17		.07		.50		.66
10/31/14	14.06	.15	1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72		1		.20		.10		.53		1.03
10/31/13	11.03	.14	3.01	3.15	(.12)	—	(.12)	14.06	28.84		20		.20		.10		.54		1.12
10/31/12[6,7]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	[8]	9		.09	[8]	.04	[8]	.49	[8]	.24 [8]
Class R-6:
10/31/16	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66		41		.05		.03		.47		1.05
10/31/15	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83		46		.13		.03		.46		1.00
10/31/14	14.07	.09	1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75		36		.13		.03		.46		.59
10/31/13	11.03	.07	3.08	3.15	(.11)	—	(.11)	14.07	28.84		4		.15		.05		.49		.52
10/31/12[6,7]	10.00	.05	.98	1.03	—	—	—	11.03	10.30	[8]	—	[10]	.12	[8]	.07	[8]	.52	[8]	.46 [8]

See page 62 for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$13.44	$.26	$.25	$.51	$(.24)	$(.35)	$(.59)	$13.36	3.98%		$3,924		.35%		.34%		.71%		2.02%
10/31/15	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70		3,363		.42		.32		.69		1.95
10/31/14	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77		2,564		.42		.32		.69		2.08
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01		1,394		.43		.33		.70		2.19
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.63	[8]	300		.23	[8]	.18	[8]	.56	[8]	.89	[8]
Class B:
10/31/16	13.42	.17	.22	.39	(.11)	(.35)	(.46)	13.35	3.05		2		1.16		1.14		1.51		1.27
10/31/15	13.77	.17	(.19)	(.02)	(.15)	(.18)	(.33)	13.42	(.10)		6		1.22		1.12		1.49		1.25
10/31/14	12.71	.18	1.06	1.24	(.17)	(.01)	(.18)	13.77	9.88		10		1.23		1.13		1.50		1.33
10/31/13	10.86	.17	1.88	2.05	(.20)	—	(.20)	12.71	19.08		10		1.25		1.15		1.52		1.47
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	[8]	4		.55	[8]	.50	[8]	.88	[8]	.59	[8]
Class C:
10/31/16	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737		1.21		1.11		1.48		1.14
10/31/14	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93		491		1.22		1.12		1.49		1.27
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03		237		1.22		1.12		1.49		1.36
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	[8]	40		.54	[8]	.50	[8]	.88	[8]	.53	[8]
Class F-1:
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
10/31/15	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84		.48		.38		.75		1.90
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70		63		.49		.39		.76		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98		33		.49		.39		.76		2.16
10/31/12[6,7]	10.00	.08	.88	.96	(.08)	—	(.08)	10.88	9.66	[8]	7		.20	[8]	.15	[8]	.53	[8]	.79	[8]
Class F-2:
10/31/16	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
10/31/15	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125		.23		.13		.50		2.08
10/31/14	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03		73		.23		.13		.50		2.27
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22		33		.24		.14		.51		2.31
10/31/12[6,7]	10.00	.11	.87	.98	(.09)	—	(.09)	10.89	9.81	[8]	4		.09	[8]	.04	[8]	.42	[8]	1.06	[8]
Class 529-A:
10/31/16	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81		329		.44		.43		.80		1.92
10/31/15	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61		276		.51		.41		.78		1.87
10/31/14	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67		221		.51		.41		.78		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95		129		.49		.39		.76		2.17
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.61	[8]	36		.26	[8]	.22	[8]	.60	[8]	.84	[8]
Class 529-B:
10/31/16	13.42	.15	.24	.39	(.10)	(.35)	(.45)	13.36	3.01		—	[10]	1.24		1.22		1.59		1.16
10/31/15	13.77	.15	(.18)	(.03)	(.14)	(.18)	(.32)	13.42	(.19)		1		1.31		1.21		1.58		1.11
10/31/14	12.71	.16	1.07	1.23	(.16)	(.01)	(.17)	13.77	9.79		2		1.32		1.22		1.59		1.21
10/31/13	10.86	.17	1.87	2.04	(.19)	—	(.19)	12.71	18.99		1		1.34		1.24		1.61		1.45
10/31/12[6,7]	10.00	.06	.86	.92	(.06)	—	(.06)	10.86	9.25	[8]	1		.59	[8]	.54	[8]	.92	[8]	.53	[8]
Class 529-C:
10/31/16	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05		128		1.22		1.20		1.57		1.15
10/31/15	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)		114		1.30		1.20		1.57		1.08
10/31/14	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81		93		1.31		1.21		1.58		1.20
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86		56		1.33		1.23		1.60		1.33
10/31/12[6,7]	10.00	.05	.88	.93	(.07)	—	(.07)	10.86	9.29	[8]	15		.59	[8]	.54	[8]	.92	[8]	.49	[8]
Class 529-E:
10/31/16	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67		17		.68		.66		1.03		1.71
10/31/15	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29		14		.76		.66		1.03		1.61
10/31/14	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42		10		.78		.68		1.05		1.74
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61		6		.79		.69		1.06		1.80
10/31/12[6,7]	10.00	.07	.88	.95	(.08)	—	(.08)	10.87	9.52	[8]	1		.34	[8]	.30	[8]	.68	[8]	.63	[8]

52	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-1:
10/31/16	$13.45	$.28	$.24	$.52	$(.26)	$(.35)	$(.61)	$13.36	4.03%		$24		.21%		.20%		.57%		2.12%
10/31/15	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81		19		.30		.20		.57		2.09
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87		16		.30		.20		.57		2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14		10		.32		.22		.59		2.41
10/31/12[6,7]	10.00	.10	.87	.97	(.08)	—	(.08)	10.89	9.78	[8]	1		.14	[8]	.09	[8]	.47	[8]	.89	[8]
Class R-1:
10/31/16	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08		6		1.15		1.13		1.50		1.23
10/31/15	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)		7		1.22		1.12		1.49		1.12
10/31/14	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88		7		1.23		1.13		1.50		1.28
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12		4		1.23		1.13		1.50		1.38
10/31/12[6,7]	10.00	.08	.85	.93	(.07)	—	(.07)	10.86	9.28	[8]	1		.54	[8]	.50	[8]	.88	[8]	.79	[8]
Class R-2:
10/31/16	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08		91		1.15		1.14		1.51		1.20
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		63		1.24		1.14		1.51		1.09
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89		38		1.28		1.18		1.55		1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09		18		1.24		1.14		1.51		1.21
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.38	[8]	1		.48	[8]	.43	[8]	.81	[8]	.52	[8]
Class R-2E:
10/31/16	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47		4		.82		.82		1.19		1.19
10/31/15	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76	[11]	—	[10]	.36	[11]	.25	[11]	.62	[11]	2.07	[11]
10/31/14[6,12]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[8,11]		—	[10]	.06	[8,11]	.04	[8,11]	.41	[8,11]	.44	[8,11]
Class R-3:
10/31/16	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51		60		.70		.69		1.06		1.66
10/31/15	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36		41		.78		.68		1.05		1.59
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31		28		.80		.70		1.07		1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67		13		.80		.70		1.07		1.79
10/31/12[6,7]	10.00	.12	.83	.95	(.08)	—	(.08)	10.87	9.52	[8]	1		.31	[8]	.27	[8]	.65	[8]	1.09	[8]
Class R-4:
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88		55		.39		.38		.75		1.99
10/31/15	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67		35		.46		.36		.73		1.66
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75		10		.47		.37		.74		2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95		2		.44		.34		.71		1.97
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	[8]	—	[10]	.16	[8]	.11	[8]	.49	[8]	1.02	[8]
Class R-5E:
10/31/16[6,13]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20	[8]	—	[10]	.25	[14]	.24	[14]	.61	[14]	2.28	[14]
Class R-5:
10/31/16	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23		7		.09		.08		.45		2.24
10/31/15	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94		3		.17		.07		.44		2.16
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99		1		.19		.09		.46		2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35		20		.18		.08		.45		2.58
10/31/12[6,7]	10.00	.10	.88	.98	(.09)	—	(.09)	10.89	9.81	[8]	11		.08	[8]	.03	[8]	.41	[8]	.96	[8]
Class R-6:
10/31/16	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28		52		.04		.02		.39		2.32
10/31/15	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98		44		.12		.02		.39		2.20
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13		32		.12		.02		.39		2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26		1		.14		.04		.41		2.27
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	[8]	—	[10]	.14	[8]	.10	[8]	.48	[8]	1.02	[8]

See page 62 for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$13.41	$.21	$.24	$.45	$(.21)	$(.27)	$(.48)	$13.38	3.45%		$3,209		.37%		.35%		.73%		1.57%
10/31/15	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76		2,586		.42		.32		.70		1.51
10/31/14	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94		1,803		.43		.33		.67		1.67
10/31/13	10.80	.21	1.64	1.85	(.21)	—	(.21)	12.44	17.29		1,010		.45		.35		.69		1.76
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	—	(.06)	10.80	8.62	[8]	239		.23	[8]	.18	[8]	.53	[8]	.73	[8]
Class B:
10/31/16	13.39	.11	.22	.33	(.08)	(.27)	(.35)	13.37	2.57		2		1.17		1.14		1.52		.84
10/31/15	13.29	.10	.16	.26	(.07)	(.09)	(.16)	13.39	1.97		5		1.22		1.12		1.50		.77
10/31/14	12.41	.12	.88	1.00	(.12)	—	(.12)	13.29	8.08		7		1.23		1.13		1.47		.92
10/31/13	10.78	.12	1.63	1.75	(.12)	—	(.12)	12.41	16.38		7		1.25		1.15		1.49		1.03
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.29	[8]	3		.55	[8]	.50	[8]	.85	[8]	.37	[8]
Class C:
10/31/16	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65		866		1.13		1.12		1.50		.80
10/31/15	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96		658		1.21		1.11		1.49		.71
10/31/14	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11		416		1.22		1.12		1.46		.86
10/31/13	10.78	.11	1.64	1.75	(.14)	—	(.14)	12.39	16.32		197		1.23		1.13		1.47		.96
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.30	[8]	40		.54	[8]	.50	[8]	.85	[8]	.37	[8]
Class F-1:
10/31/16	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43		137		.40		.39		.77		1.50
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71		85		.48		.38		.76		1.46
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94		62		.49		.39		.73		1.63
10/31/13	10.80	.19	1.65	1.84	(.21)	—	(.21)	12.43	17.20		40		.50		.40		.74		1.61
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	—	(.06)	10.80	8.64	[8]	4		.19	[8]	.15	[8]	.50	[8]	.79	[8]
Class F-2:
10/31/16	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68		222		.14		.13		.51		1.77
10/31/15	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03		104		.23		.13		.51		1.69
10/31/14	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11		64		.23		.13		.47		1.84
10/31/13	10.81	.23	1.64	1.87	(.23)	—	(.23)	12.45	17.51		29		.25		.15		.49		1.96
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	—	(.07)	10.81	8.80	[8]	6		.09	[8]	.04	[8]	.39	[8]	.88	[8]
Class 529-A:
10/31/16	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38		213		.44		.42		.80		1.50
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66		182		.52		.42		.80		1.42
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92		144		.52		.42		.76		1.59
10/31/13	10.79	.21	1.63	1.84	(.20)	—	(.20)	12.43	17.27		90		.49		.39		.73		1.77
10/31/12[6,7]	10.00	.07	.78	.85	(.06)	—	(.06)	10.79	8.51	[8]	34		.27	[8]	.23	[8]	.58	[8]	.66	[8]
Class 529-B:
10/31/16	13.39	.10	.23	.33	(.07)	(.27)	(.34)	13.38	2.55		—	[10]	1.25		1.23		1.61		.77
10/31/15	13.29	.09	.16	.25	(.06)	(.09)	(.15)	13.39	1.89		1		1.31		1.21		1.59		.66
10/31/14	12.41	.11	.87	.98	(.10)	—	(.10)	13.29	7.96		1		1.32		1.22		1.56		.87
10/31/13	10.78	.11	1.63	1.74	(.11)	—	(.11)	12.41	16.23		1		1.34		1.24		1.58		.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	—	(.04)	10.78	8.25	[8]	—	[10]	.59	[8]	.54	[8]	.89	[8]	.38	[8]
Class 529-C:
10/31/16	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61		102		1.22		1.21		1.59		.72
10/31/15	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84		92		1.30		1.20		1.58		.64
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98		75		1.31		1.21		1.55		.78
10/31/13	10.78	.11	1.63	1.74	(.12)	—	(.12)	12.40	16.26		44		1.33		1.23		1.57		.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	—	(.04)	10.78	8.25	[8]	14		.59	[8]	.55	[8]	.90	[8]	.33	[8]
Class 529-E:
10/31/16	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16		9		.67		.66		1.04		1.26
10/31/15	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43		7		.77		.67		1.05		1.16
10/31/14	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56		5		.78		.68		1.02		1.31
10/31/13	10.79	.17	1.63	1.80	(.17)	—	(.17)	12.42	16.89		3		.80		.70		1.04		1.44
10/31/12[6,7]	10.00	.06	.79	.85	(.06)	—	(.06)	10.79	8.49	[8]	1		.35	[8]	.30	[8]	.65	[8]	.61	[8]

54	American Funds Portfolio Series

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-1:
10/31/16	$13.42	$.23	$.23	$.46	$(.22)	$(.27)	$(.49)	$13.39	3.60%		$22		.22%		.20%		.58%		1.71%
10/31/15	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89		17		.30		.20		.58		1.64
10/31/14	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12		12		.30		.20		.54		1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	—	(.22)	12.44	17.45		9		.32		.22		.56		2.03
10/31/12[6,7]	10.00	.09	.77	.86	(.06)	—	(.06)	10.80	8.67	[8]	1		.14	[8]	.09	[8]	.44	[8]	.85	[8]
Class R-1:
10/31/16	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66		10		1.15		1.13		1.51		.78
10/31/15	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99		9		1.22		1.12		1.50		.70
10/31/14	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06		7		1.23		1.13		1.47		.89
10/31/13	10.78	.11	1.64	1.75	(.13)	—	(.13)	12.40	16.40		4		1.24		1.14		1.48		.95
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.32	[8]	1		.55	[8]	.50	[8]	.85	[8]	.36	[8]
Class R-2:
10/31/16	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63		75		1.16		1.14		1.52		.76
10/31/15	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92		54		1.24		1.14		1.52		.67
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04		36		1.28		1.18		1.52		.79
10/31/13	10.79	.11	1.64	1.75	(.14)	—	(.14)	12.40	16.33		15		1.25		1.15		1.49		.90
10/31/12[6,7]	10.00	.04	.81	.85	(.06)	—	(.06)	10.79	8.50	[8]	3		.48	[8]	.44	[8]	.79	[8]	.40	[8]
Class R-2E:
10/31/16	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09		3		.82		.82		1.20		.73
10/31/15	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82	[11]	—	[10]	.35	[11]	.25	[11]	.63	[11]	1.61	[11]
10/31/14[6,12]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[8,11]		—	[10]	.06	[8,11]	.04	[8,11]	.38	[8,11]	.31	[8,11]
Class R-3:
10/31/16	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13		80		.71		.69		1.07		1.24
10/31/15	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38		63		.78		.68		1.06		1.15
10/31/14	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56		35		.81		.71		1.05		1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	—	(.17)	12.42	16.86		18		.80		.70		1.04		1.36
10/31/12[6,7]	10.00	.10	.75	.85	(.06)	—	(.06)	10.79	8.53	[8]	5		.31	[8]	.26	[8]	.61	[8]	.89	[8]
Class R-4:
10/31/16	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43		55		.40		.38		.76		1.62
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72		53		.46		.36		.74		1.45
10/31/14	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88		40		.47		.37		.71		1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	—	(.21)	12.44	17.33		24		.43		.33		.67		1.71
10/31/12[6,7]	10.00	.10	.76	.86	(.06)	—	(.06)	10.80	8.61	[8]	1		.20	[8]	.15	[8]	.50	[8]	.92	[8]
Class R-5E:
10/31/16[6,13]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38	[8]	—	[10]	.26	[14]	.25	[14]	.63	[14]	1.60	[14]
Class R-5:
10/31/16	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79		12		.10		.08		.46		1.85
10/31/15	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00		11		.17		.07		.45		1.78
10/31/14	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24		9		.19		.09		.43		2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	—	(.23)	12.45	17.56		15		.18		.08		.42		2.06
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	—	(.07)	10.81	8.80	[8]	7		.08	[8]	.03	[8]	.38	[8]	.83	[8]
Class R-6:
10/31/16	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77		138		.04		.02		.40		1.81
10/31/15	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05		73		.12		.02		.40		1.77
10/31/14	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29		39		.13		.03		.37		1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	—	(.24)	12.45	17.57		10		.14		.04		.38		2.01
10/31/12[6,7]	10.00	.10	.77	.87	(.06)	—	(.06)	10.81	8.77	[8]	—	[10]	.13	[8]	.08	[8]	.43	[8]	.93	[8]

See page 62 for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$11.55	$.36	$.24	$.60	$(.40)	$(.05)	$(.45)	$11.70	5.30%	$2,655		.36%		.35%		.65%		3.13%
10/31/15	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)	2,265		.44		.34		.64		3.35
10/31/14	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94	1,766		.45		.35		.66		3.18
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19	1,067		.48		.38		.68		3.28
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.84 [8]	307		.23	[8]	.18	[8]	.49	[8]	1.54	[8]
Class B:
10/31/16	11.53	.26	.25	.51	(.28)	(.05)	(.33)	11.71	4.50	1		1.17		1.14		1.44		2.28
10/31/15	11.96	.31	(.43)	(.12)	(.27)	(.04)	(.31)	11.53	(1.02)	4		1.22		1.12		1.42		2.59
10/31/14	11.43	.28	.53	.81	(.27)	(.01)	(.28)	11.96	7.17	6		1.23		1.13		1.44		2.40
10/31/13	10.55	.28	.90	1.18	(.30)	—	(.30)	11.43	11.35	6		1.25		1.15		1.45		2.51
10/31/12[6,7]	10.00	.13	.51	.64	(.09)	—	(.09)	10.55	6.47 [8]	2		.55	[8]	.50	[8]	.81	[8]	1.26	[8]
Class C:
10/31/16	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55	627		1.14		1.12		1.42		2.35
10/31/15	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)	529		1.21		1.11		1.41		2.57
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19	381		1.22		1.12		1.43		2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35	214		1.23		1.13		1.43		2.51
10/31/12[6,7]	10.00	.12	.52	.64	(.10)	—	(.10)	10.54	6.41 [8]	58		.54	[8]	.50	[8]	.81	[8]	1.20	[8]
Class F-1:
10/31/16	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26	83		.41		.39		.69		3.09
10/31/15	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)	72		.48		.38		.68		3.32
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97	62		.49		.39		.70		3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17	42		.51		.41		.71		3.31
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.85 [8]	18		.20	[8]	.16	[8]	.47	[8]	1.50	[8]
Class F-2:
10/31/16	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54	174		.14		.13		.43		3.45
10/31/15	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)	77		.24		.14		.44		3.56
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32	59		.23		.13		.44		3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44	36		.25		.15		.45		3.50
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.90 [8]	10		.09	[8]	.04	[8]	.35	[8]	1.61	[8]
Class 529-A:
10/31/16	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21	81		.44		.43		.73		3.05
10/31/15	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)	71		.55		.45		.75		3.25
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94	62		.53		.43		.74		3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14	39		.55		.45		.75		3.20
10/31/12[6,7]	10.00	.16	.51	.67	(.11)	—	(.11)	10.56	6.72 [8]	13		.25	[8]	.20	[8]	.51	[8]	1.56	[8]
Class 529-B:
10/31/16	11.53	.26	.24	.50	(.27)	(.05)	(.32)	11.71	4.45	—	[10]	1.23		1.20		1.50		2.28
10/31/15	11.96	.30	(.43)	(.13)	(.26)	(.04)	(.30)	11.53	(1.11)	—	[10]	1.31		1.21		1.51		2.51
10/31/14	11.43	.27	.54	.81	(.27)	(.01)	(.28)	11.96	7.10	1		1.32		1.22		1.53		2.34
10/31/13	10.55	.27	.90	1.17	(.29)	—	(.29)	11.43	11.23	1		1.34		1.24		1.54		2.45
10/31/12[6,7]	10.00	.12	.53	.65	(.10)	—	(.10)	10.55	6.50 [8]	—	[10]	.58	[8]	.53	[8]	.84	[8]	1.12	[8]
Class 529-C:
10/31/16	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35	47		1.22		1.20		1.50		2.27
10/31/15	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)	45		1.30		1.20		1.50		2.49
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06	40		1.31		1.21		1.52		2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23	29		1.33		1.23		1.53		2.42
10/31/12[6,7]	10.00	.13	.51	.64	(.10)	—	(.10)	10.54	6.41 [8]	9		.59	[8]	.54	[8]	.85	[8]	1.20	[8]
Class 529-E:
10/31/16	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05	6		.68		.66		.96		2.81
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	6		.77		.67		.97		3.00
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70	5		.78		.68		.99		2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80	3		.80		.70		1.00		2.98
10/31/12[6,7]	10.00	.15	.52	.67	(.11)	—	(.11)	10.56	6.69 [8]	1		.35	[8]	.30	[8]	.61	[8]	1.47	[8]

56	American Funds Portfolio Series

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-1:
10/31/16	$11.55	$.38	$.23	$.61	$(.41)	$(.05)	$(.46)	11.70	5.45%		9		.21%		.20%		.50%		3.26%
10/31/15	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)		6		.30		.20		.50		3.50
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16		4		.30		.20		.51		3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36		2		.33		.23		.53		3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.89	[8]	—	[10]	.14	[8]	.09	[8]	.40	[8]	1.63	[8]
Class R-1:
10/31/16	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50		2		1.15		1.13		1.43		2.33
10/31/15	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)		1		1.22		1.12		1.42		2.56
10/31/14	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20		2		1.23		1.13		1.44		2.34
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36		1		1.23		1.13		1.43		2.57
10/31/12[6,7]	10.00	.17	.49	.66	(.11)	—	(.11)	10.55	6.59	[8]	—	[10]	.48	[8]	.43	[8]	.74	[8]	1.63	[8]
Class R-2:
10/31/16	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44		27		1.17		1.15		1.45		2.33
10/31/15	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)		22		1.24		1.14		1.44		2.55
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10		15		1.29		1.19		1.50		2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26		10		1.25		1.15		1.45		2.44
10/31/12[6,7]	10.00	.13	.53	.66	(.10)	—	(.10)	10.56	6.67`	[8]	2		.50	[8]	.45	[8]	.76	[8]	1.28	[8]
Class R-2E:
10/31/16	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39		—	[10]	.68		.67		.97		1.65
10/31/15	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[11]		—	[10]	.36	[11]	.25	[11]	.55	[11]	3.46	[11]
10/31/14[6,12]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07	[8,11]	—	[10]	.06	[8,11]	.04	[8,11]	.35	[8,11]	.69	[8,11]
Class R-3:
10/31/16	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98		25		.71		.69		.99		2.79
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)		18		.78		.68		.98		2.99
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58		11		.81		.71		1.02		2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86		6		.81		.71		1.01		2.83
10/31/12[6,7]	10.00	.19	.48	.67	(.11)	—	(.11)	10.56	6.75	[8]	2		.31	[8]	.26	8.57		[8]	1.85	[8]
Class R-4:
10/31/16	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28		31		.40		.38		.68		3.07
10/31/15	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)		19		.46		.36		.66		3.26
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99		10		.47		.37		.68		3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24		6		.45		.35		.65		3.37
10/31/12[6,7]	10.00	.23	.46	.69	(.12)	—	(.12)	10.57	6.89	[8]	1		.18	[8]	.14	8.45		[8]	2.21	[8]
Class R-5E:
10/31/16[6,13]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14	[8]	—	[10]	.26	[14]	.25	[14]	.55	[14]	3.77	[14]
Class R-5:
10/31/16	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56		4		.10		.08		.38		3.35
10/31/15	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09		3		.18		.08		.38		3.58
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24		2		.19		.09		.40		3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58		9		.19		.09		.39		3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.91	[8]	5		.08	[8]	.03	[8]	.34	[8]	1.68	[8]
Class R-6:
10/31/16	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71		25		.04		.03		.33		3.43
10/31/15	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05		17		.13		.03		.33		3.64
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33		12		.13		.03		.34		3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57		2		.13		.03		.33		3.29
10/31/12[6,7]	10.00	.19	.50	.69	(.12)	—	(.12)	10.57	6.89	[8]	—	[10]	.14	[8]	.09	[8]	.40	[8]	1.79	[8]

See page 62 for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$12.40	$.33	$.22	$.55	$(.33)	$(.08)	$(.41)	$12.54	4.52%		$889		.43%		.42%		.78%		2.69%
10/31/15	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22		649		.53		.43		.79		2.74
10/31/14	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25		413		.54		.44		.81		2.85
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28		220		.55		.45		.82		2.93
10/31/12[6,7]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	[8]	66		.24	[8]	.19	[8]	.55	[8]	1.45	[8]
Class B:
10/31/16	12.40	.24	.22	.46	(.20)	(.08)	(.28)	12.58	3.75		—	[10]	1.14		1.12		1.48		1.93
10/31/15	12.47	.25	(.07)	.18	(.22)	(.03)	(.25)	12.40	1.45		—	[10]	1.23		1.13		1.49		2.01
10/31/14	11.52	.26	.94	1.20	(.25)	—	(.25)	12.47	10.55		—	[10]	1.25		1.15		1.52		2.16
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38		—	[10]	1.28		1.18		1.55		2.24
10/31/12[6,7]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	[8]	—	[10]	.52	[8]	.48	[8]	.84	[8]	1.20	[8]
Class C:
10/31/16	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
10/31/15	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49		60		1.24		1.14		1.51		2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45		27		1.27		1.17		1.54		2.21
10/31/12[6,7]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	[8]	8		.55	[8]	.50	[8]	.86	[8]	1.01	[8]
Class F-1:
10/31/16	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
10/31/15	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25		16		.51		.41		.78		2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31		11		.53		.43		.80		2.92
10/31/12[6,7]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	[8]	3		.19	[8]	.15	[8]	.51	[8]	1.30	[8]
Class F-2:
10/31/16	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
10/31/15	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71		18		.24		.14		.51		3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46		6		.28		.18		.55		3.21
10/31/12[6,7]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	[8]	1		.10	[8]	.05	[8]	.41	[8]	1.48	[8]

58	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$9.95	$.10	$.09	$.19	$(.11)	$10.03	1.90%	$803		.42%		.41%		.71%		1.05%
10/31/15	9.95	.11	— [9]	.11	(.11)	9.95	1.08	582		.51		.41		.71		1.09
10/31/14	9.91	.10	.04	.14	(.10)	9.95	1.44	436		.50		.39		.69		1.01
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.59)	333		.53		.41		.71		1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.26 [8]	163		.23	[8]	.19	[8]	.50	[8]	.60	[8]
Class B:
10/31/16	9.95	.03	.08	.11	(.02)	10.04	1.15	—	[10]	1.19		1.16		1.46		.29
10/31/15	9.95	.03	— [9]	.03	(.03)	9.95	.35	1		1.24		1.14		1.44		.33
10/31/14	9.91	.03	.03	.06	(.02)	9.95	.64	2		1.26		1.15		1.45		.28
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	2		1.28		1.17		1.47		.38
10/31/12[6,7]	10.00	.03	.07	.10	(.02)	10.08	.97 [8]	2		.55	[8]	.51	[8]	.82	[8]	.28	[8]
Class C:
10/31/16	9.93	.03	.09	.12	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
10/31/15	9.94	.04	(.01)	.03	(.04)	9.93	.28	130		1.23		1.13		1.43		.36
10/31/14	9.90	.03	.04	.07	(.03)	9.94	.68	93		1.25		1.14		1.44		.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.29)	67		1.27		1.15		1.45		.39
10/31/12[6,7]	10.00	.03	.06	.09	(.02)	10.07	.93 [8]	33		.55	[8]	.50	[8]	.81	[8]	.28	[8]
Class F-1:
10/31/16	9.95	.10	.09	.19	(.11)	10.03	1.90	27		.42		.41		.71		1.04
10/31/15	9.96	.11	(.01)	.10	(.11)	9.95	1.00	20		.50		.40		.70		1.11
10/31/14	9.91	.10	.05	.15	(.10)	9.96	1.51	9		.51		.41		.71		1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	6		.54		.42		.72		1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.33 [8]	7		.20	[8]	.15	[8]	.46	[8]	.63	[8]
Class F-2:
10/31/16	9.95	.13	.08	.21	(.13)	10.03	2.18	49		.15		.14		.44		1.31
10/31/15	9.95	.13	— [9]	.13	(.13)	9.95	1.33	21		.25		.15		.45		1.34
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.67	12		.25		.15		.45		1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.34)	6		.28		.17		.47		1.37
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.40 [8]	3		.10	[8]	.05	[8]	.36	[8]	.74	[8]
Class 529-A:
10/31/16	9.94	.10	.09	.19	(.10)	10.03	1.97	77		.45		.43		.73		1.03
10/31/15	9.95	.10	(.01)	.09	(.10)	9.94	.93	56		.57		.47		.77		1.03
10/31/14	9.91	.09	.04	.13	(.09)	9.95	1.36	44		.56		.45		.75		.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	33		.56		.44		.74		1.09
10/31/12[6,7]	10.00	.06	.06	.12	(.04)	10.08	1.25 [8]	17		.26	[8]	.22	[8]	.53	[8]	.57	[8]
Class 529-B:
10/31/16	9.95	.02	.09	.11	(.02)	10.04	1.08	—	[10]	1.27		1.25		1.55		.22
10/31/15	9.96	.03	(.01)	.02	(.03)	9.95	.17	—	[10]	1.33		1.23		1.53		.26
10/31/14	9.92	.02	.04	.06	(.02)	9.96	.56	—	[10]	1.34		1.23		1.53		.20
10/31/13	10.08	.03	(.16)	(.13)	(.03)	9.92	(1.33)	—	[10]	1.38		1.26		1.56		.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.89 [8]	1		.59	[8]	.55	[8]	.86	[8]	.25	[8]
Class 529-C:
10/31/16	9.94	.02	.09	.11	(.03)	10.02	1.10	34		1.23		1.22		1.52		.24
10/31/15	9.95	.03	(.01)	.02	(.03)	9.94	.19	25		1.32		1.22		1.52		.27
10/31/14	9.91	.02	.04	.06	(.02)	9.95	.60	22		1.34		1.23		1.53		.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	9.91	(1.38)	17		1.37		1.25		1.55		.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.93 [8]	9		.60	[8]	.55	[8]	.86	[8]	.24	[8]
Class 529-E:
10/31/16	9.94	.08	.08	.16	(.08)	10.02	1.64	3		.69		.68		.98		.78
10/31/15	9.95	.08	(.01)	.07	(.08)	9.94	.70	3		.79		.69		.99		.81
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.12	2		.80		.70		1.00		.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	9.91	(.78)	2		.83		.71		1.01		.83
10/31/12[6,7]	10.00	.05	.06	.11	(.04)	10.07	1.13 [8]	1		.35	[8]	.31	[8]	.62	[8]	.47	[8]

See page 62 for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-1:
10/31/16	$9.94	$.12	$.10	$.22	$(.13)	$10.03	2.19%		$14		.23%		.22%		.52%		1.24%
10/31/15	9.95	.13	(.01)	.12	(.13)	9.94	1.17		10		.32		.22		.52		1.28
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.59		8		.33		.22		.52		1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	9.91	(.40)		6		.35		.24		.54		1.28
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.37	[8]	1		.14	[8]	.10	[8]	.41	[8]	.68	[8]
Class R-1:
10/31/16	9.94	.03	.09	.12	(.04)	10.02	1.17		2		1.16		1.15		1.45		.31
10/31/15	9.95	.04	(.01)	.03	(.04)	9.94	.28		1		1.24		1.14		1.44		.37
10/31/14	9.91	.02	.05	.07	(.03)	9.95	.66		1		1.26		1.15		1.45		.25
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)		1		1.27		1.15		1.45		.39
10/31/12[6,7]	10.00	.03	.10	.13	(.05)	10.08	1.30	[8]	—	[10]	.45	[8]	.41	[8]	.72	[8]	.35	[8]
Class R-2:
10/31/16	9.93	.03	.08	.11	(.04)	10.00	1.07		17		1.20		1.18		1.48		.27
10/31/15	9.94	.04	(.01)	.03	(.04)	9.93	.28		14		1.25		1.15		1.45		.36
10/31/14	9.90	.02	.04	.06	(.02)	9.94	.62		8		1.33		1.22		1.52		.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.30)		6		1.29		1.17		1.47		.36
10/31/12[6,7]	10.00	.03	.08	.11	(.04)	10.07	1.11	[8]	1		.47	[8]	.42	[8]	.73	[8]	.33	[8]
Class R-2E:
10/31/16	9.95	.07	.08	.15	(.08)	10.02	1.53		3		.81		.81		1.11		.69
10/31/15	9.96	.12	(.01)	.11	(.12)	9.95	1.12	[11]	—	[10]	.38	[11]	.27	[11]	.57	[11]	1.22	[11]
10/31/14[6,12]	9.96	.02	— [9]	.02	(.02)	9.96	.16	[8,11]	—	[10]	.06	[8,11]	.04	[8,11]	.34	[8,11]	.17	[8,11]
Class R-3:
10/31/16	9.94	.07	.09	.16	(.08)	10.02	1.60		15		.73		.71		1.01		.74
10/31/15	9.95	.08	(.01)	.07	(.08)	9.94	.70		13		.80		.70		1.00		.80
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.09		7		.84		.73		1.03		.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	9.91	(.85)		5		.83		.72		1.02		.80
10/31/12[6,7]	10.00	.05	.07	.12	(.04)	10.08	1.19	[8]	—	[10]	.33	[8]	.29	[8]	.60	[8]	.51	[8]
Class R-4:
10/31/16	9.95	.11	.08	.19	(.11)	10.03	1.92		10		.41		.40		.70		1.06
10/31/15	9.96	.11	(.01)	.10	(.11)	9.95	1.01		6		.48		.38		.68		1.13
10/31/14	9.92	.10	.04	.14	(.10)	9.96	1.43		3		.49		.39		.69		1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	9.92	(.45)		1		.49		.38		.68		1.16
10/31/12[6,7]	10.00	.06	.08	.14	(.06)	10.08	1.36	[8]	—	[10]	.17	[8]	.13	[8]	.44	[8]	.63	[8]
Class R-5E:
10/31/16[6,13]	9.91	.11	.13	.24	(.11)	10.04	2.48	[8]	—	[10]	.28	[14]	.27	[14]	.57	[14]	1.19	[14]
Class R-5:
10/31/16	9.95	.14	.08	.22	(.14)	10.03	2.21		1		.11		.10		.40		1.35
10/31/15	9.96	.14	(.01)	.13	(.14)	9.95	1.28		1		.20		.10		.40		1.40
10/31/14	9.91	.14	.04	.18	(.13)	9.96	1.78		1		.22		.11		.41		1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.28)		4		.22		.10		.40		1.44
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.42	[8]	3		.08	[8]	.04	[8]	.35	[8]	.75	[8]
Class R-6:
10/31/16	9.95	.14	.08	.22	(.14)	10.03	2.27		11		.06		.04		.34		1.41
10/31/15	9.96	.14	(.01)	.13	(.14)	9.95	1.34		7		.15		.05		.35		1.45
10/31/14	9.91	.13	.05	.18	(.13)	9.96	1.76		6		.14		.04		.34		1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	9.91	(.16)		—	[10]	.20		.08		.38		1.45
10/31/12[6,7]	10.00	.07	.06	.13	(.05)	10.08	1.34	[8]	—	[10]	.13	[8]	.08	[8]	.39	[8]	.72	[8]

60	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$9.91	$.22	$(.01)	$.21	$(.22)	$9.90	2.08%		$338		.47%		.44%		.74%		2.21%
10/31/15	9.99	.24	(.09)	.15	(.23)	9.91	1.55		223		.55		.44		.75		2.43
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.50		159		.56		.44		.75		2.59
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)		123		.58		.45		.76		2.54
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.10	[8]	72		.24	[8]	.19	[8]	.50	[8]	1.22	[8]
Class B:
10/31/16	9.92	.15	(.01)	.14	(.13)	9.93	1.45	[11]	—	[10]	1.19	[11]	1.15	[11]	1.45	[11]	1.54	[11]
10/31/15	10.00	.17	(.09)	.08	(.16)	9.92	.81		—	[10]	1.26		1.15		1.46		1.72
10/31/14	9.82	.19	.17	.36	(.18)	10.00	3.74		—	[10]	1.27		1.15		1.46		1.91
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)		—	[10]	1.29		1.16		1.47		1.83
10/31/12[6,7]	10.00	.09	.09	.18	(.06)	10.12	1.84	[8]	—	[10]	.53	[8]	.49	[8]	.80	[8]	.92	[8]
Class C:
10/31/16	9.89	.15	— [9]	.15	(.15)	9.89	1.48		64		1.17		1.14		1.44		1.51
10/31/15	9.98	.17	(.09)	.08	(.17)	9.89	.76		51		1.25		1.14		1.45		1.73
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79		42		1.26		1.14		1.45		1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)		39		1.28		1.15		1.46		1.85
10/31/12[6,7]	10.00	.09	.09	.18	(.08)	10.10	1.77	[8]	22		.55	[8]	.51	[8]	.82	[8]	.89	[8]
Class F-1:
10/31/16	9.91	.22	(.01)	.21	(.22)	9.90	2.13		11		.43		.40		.70		2.23
10/31/15	9.99	.24	(.08)	.16	(.24)	9.91	1.58		5		.52		.41		.72		2.46
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54		4		.52		.40		.71		2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)		5		.56		.42		.73		2.56
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.13	[8]	9		.20	[8]	.16	[8]	.47	[8]	1.24	[8]
Class F-2:
10/31/16	9.91	.25	(.02)	.23	(.24)	9.90	2.37		34		.18		.15		.45		2.50
10/31/15	9.99	.27	(.09)	.18	(.26)	9.91	1.83		24		.27		.16		.47		2.71
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81		11		.26		.15		.46		2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)		8		.30		.16		.47		2.82
10/31/12[6,7]	10.00	.13	.09	.22	(.11)	10.11	2.25	[8]	12		.10	[8]	.05	[8]	.36	[8]	1.34	[8]

See page 62 for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

	Year ended October 31
Portfolio turnover rate for all share classes	2016		2015		2014		2013		2012[6,7,8,15]
Global Growth Portfolio	2%		2%		—%[16]		—%[16]		40%
Growth Portfolio	—	[16]	—	[16]	—	[16]	—	[16]	24
Growth and Income Portfolio	—	[16]	—	[16]	—	[16]	—	[16]	7
Balanced Portfolio	—	[16]	13		—	[16]	—	[16]	9
Income Portfolio	8		—	[16]	—	[16]	—	[16]	7
Tax-Advantaged Income Portfolio	—	[16]	1		1		2	[15]	45
Preservation Portfolio	2		2		5		11	[15]	16
Tax-Exempt Preservation Portfolio	6		8		14		28	[15]	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During the periods shown, CRMC also reimbursed other fees and expenses for Preservation Portfolio and Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[8]	Not annualized.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	Class R-5E shares were offered beginning November 20, 2015.
[14]	Annualized.
[15]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[16]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

62	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Portfolio Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Balanced Portfolio, American Funds Income Portfolio, American Funds Tax-Advantaged Income Portfolio, American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio (the “Series”), as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2016, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Portfolio Series as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 12, 2016

American Funds Portfolio Series	63

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2016:

	Global		Growth and
	Growth	Growth	Income	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio
Long-term capital gains	$50,126,000	$147,417,000	$138,835,000	$98,910,000
Foreign taxes (per share)	$0.010	$0.004	$0.002	$0.005
Foreign source income (per share)	$0.13	$0.05	$0.08	$0.07
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	$13,534,000	$17,039,000	$67,358,000	$50,137,000
U.S. government income that may be exempt from state taxation	$39,000	$51,000	$6,110,000	$5,904,000

		Tax-Advantaged			Tax-Exempt
	Income	Income		Preservation	Preservation
	Portfolio	Portfolio		Portfolio	Portfolio
Long-term capital gains	$18,144,000	$6,946,000		$280,000	—
Foreign taxes (per share)	—	$0.002		—	—
Foreign source income (per share)	—	$0.05		—	—
Qualified dividend income	$77,043,000	100	%*	$31,000	—
Corporate dividends received deduction	$53,007,000	$9,061,000		$21,000	—
Exempt interest dividends	—	$14,746,000		—	100%
U.S. government income that may be exempt from state taxation	$7,937,000	$19,000		$3,923,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2017, to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their tax advisors.

64	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2016, through October 31, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	65

Global Growth Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2016	10/31/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,039.27	$1.59	.31%	$4.11	.80%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	4.08	.80
Class B – actual return	1,000.00	1,035.08	5.80	1.13	8.31	1.62
Class B – assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.24	1.62
Class C – actual return	1,000.00	1,035.37	5.69	1.11	8.21	1.60
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	8.13	1.60
Class F-1 – actual return	1,000.00	1,039.24	1.95	.38	4.47	.87
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.43	.87
Class F-2 – actual return	1,000.00	1,039.88	.62	.12	3.14	.61
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	3.11	.61
Class 529-A – actual return	1,000.00	1,039.33	1.90	.37	4.42	.86
Class 529-A – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.38	.86
Class 529-B – actual return	1,000.00	1,035.16	6.10	1.19	8.62	1.68
Class 529-B – assumed 5% return	1,000.00	1,019.21	6.06	1.19	8.54	1.68
Class 529-C – actual return	1,000.00	1,034.66	6.10	1.19	8.62	1.68
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	8.54	1.68
Class 529-E – actual return	1,000.00	1,037.27	3.29	.64	5.80	1.13
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.75	1.13
Class 529-F-1 – actual return	1,000.00	1,039.95	.98	.19	3.50	.68
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	3.47	.68
Class R-1 – actual return	1,000.00	1,035.29	5.75	1.12	8.26	1.61
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	8.19	1.61
Class R-2 – actual return	1,000.00	1,035.43	5.69	1.11	8.21	1.60
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	8.13	1.60
Class R-2E – actual return	1,000.00	1,039.33	4.11	.80	6.63	1.29
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.56	1.29
Class R-3 – actual return	1,000.00	1,038.04	3.54	.69	6.06	1.18
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	6.01	1.18
Class R-4 – actual return	1,000.00	1,039.33	2.00	.39	4.52	.88
Class R-4 – assumed 5% return	1,000.00	1,023.24	1.99	.39	4.48	.88
Class R-5E – actual return	1,000.00	1,040.11	1.29	.25	3.81	.74
Class R-5E – assumed 5% return	1,000.00	1,023.95	1.28	.25	3.77	.74
Class R-5 – actual return	1,000.00	1,040.46	.41	.08	2.93	.57
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	2.91	.57
Class R-6 – actual return	1,000.00	1,041.12	.10	.02	2.62	.51
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.60	.51

66	American Funds Portfolio Series

Growth Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2016	10/31/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,041.78	$1.54	.30%	$3.81	.74%
Class A – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.77	.74
Class B – actual return	1,000.00	1,037.34	5.75	1.12	8.01	1.56
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.93	1.56
Class C – actual return	1,000.00	1,037.49	5.65	1.10	7.91	1.54
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.83	1.54
Class F-1 – actual return	1,000.00	1,041.81	1.96	.38	4.22	.82
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.18	.82
Class F-2 – actual return	1,000.00	1,042.31	.62	.12	2.88	.56
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.85	.56
Class 529-A – actual return	1,000.00	1,041.12	1.90	.37	4.17	.81
Class 529-A – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.13	.81
Class 529-B – actual return	1,000.00	1,036.73	6.11	1.19	8.37	1.63
Class 529-B – assumed 5% return	1,000.00	1,019.21	6.06	1.19	8.29	1.63
Class 529-C – actual return	1,000.00	1,037.49	6.06	1.18	8.32	1.62
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	8.24	1.62
Class 529-E – actual return	1,000.00	1,039.97	3.29	.64	5.55	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.50	1.08
Class 529-F-1 – actual return	1,000.00	1,042.38	.93	.18	3.19	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	3.16	.62
Class R-1 – actual return	1,000.00	1,038.06	5.75	1.12	8.01	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.93	1.56
Class R-2 – actual return	1,000.00	1,038.19	5.70	1.11	7.96	1.55
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.88	1.55
Class R-2E – actual return	1,000.00	1,039.28	4.37	.85	6.63	1.29
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	6.56	1.29
Class R-3 – actual return	1,000.00	1,039.92	3.50	.68	5.76	1.12
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.70	1.12
Class R-4 – actual return	1,000.00	1,041.15	1.96	.38	4.22	.82
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.18	.82
Class R-5E – actual return	1,000.00	1,041.86	1.29	.25	3.55	.69
Class R-5E – assumed 5% return	1,000.00	1,023.95	1.28	.25	3.52	.69
Class R-5 – actual return	1,000.00	1,042.85	.41	.08	2.68	.52
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	2.65	.52
Class R-6 – actual return	1,000.00	1,042.94	.10	.02	2.37	.46
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.35	.46

See page 73 for footnotes.

American Funds Portfolio Series	67

Growth and Income Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2016	10/31/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,026.93	$1.63	.32%	$3.53	.69%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.52	.69
Class B – actual return	1,000.00	1,022.40	5.71	1.12	7.60	1.49
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class C – actual return	1,000.00	1,022.49	5.61	1.10	7.49	1.47
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class F-1 – actual return	1,000.00	1,025.95	1.94	.38	3.83	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class F-2 – actual return	1,000.00	1,027.18	.61	.12	2.50	.49
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.50	.49
Class 529-A – actual return	1,000.00	1,025.68	2.14	.42	4.03	.79
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	4.02	.79
Class 529-B – actual return	1,000.00	1,021.88	6.06	1.19	7.95	1.56
Class 529-B – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.93	1.56
Class 529-C – actual return	1,000.00	1,022.00	6.01	1.18	7.90	1.55
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.88	1.55
Class 529-E – actual return	1,000.00	1,025.41	3.27	.64	5.16	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.14	1.01
Class 529-F-1 – actual return	1,000.00	1,026.80	.92	.18	2.81	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.80	.55
Class R-1 – actual return	1,000.00	1,022.01	5.71	1.12	7.59	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class R-2 – actual return	1,000.00	1,022.63	5.66	1.11	7.55	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class R-2E – actual return	1,000.00	1,023.78	4.34	.85	6.22	1.22
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	6.21	1.22
Class R-3 – actual return	1,000.00	1,024.66	3.47	.68	5.36	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.35	1.05
Class R-4 – actual return	1,000.00	1,026.03	1.94	.38	3.83	.75
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class R-5E – actual return	1,000.00	1,026.61	1.28	.25	3.17	.62
Class R-5E – assumed 5% return	1,000.00	1,023.95	1.28	.25	3.16	.62
Class R-5 – actual return	1,000.00	1,028.14	.36	.07	2.25	.44
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.24	.44
Class R-6 – actual return	1,000.00	1,028.43	.10	.02	1.99	.39
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.99	.39

68	American Funds Portfolio Series

Balanced Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2016	10/31/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,023.85	$1.68	.33%	$3.62	.71%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.62	.71
Class B – actual return	1,000.00	1,019.58	5.70	1.12	7.64	1.50
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class C – actual return	1,000.00	1,019.52	5.60	1.10	7.53	1.48
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class F-1 – actual return	1,000.00	1,023.74	1.94	.38	3.88	.76
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class F-2 – actual return	1,000.00	1,024.95	.61	.12	2.55	.50
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.55	.50
Class 529-A – actual return	1,000.00	1,023.52	2.09	.41	4.03	.79
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	4.02	.79
Class 529-B – actual return	1,000.00	1,019.22	6.11	1.20	8.04	1.58
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.03	1.58
Class 529-C – actual return	1,000.00	1,019.75	6.01	1.18	7.94	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.93	1.56
Class 529-E – actual return	1,000.00	1,022.41	3.26	.64	5.20	1.02
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.19	1.02
Class 529-F-1 – actual return	1,000.00	1,024.60	.92	.18	2.86	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.85	.56
Class R-1 – actual return	1,000.00	1,019.98	5.70	1.12	7.64	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class R-2 – actual return	1,000.00	1,019.53	5.65	1.11	7.58	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class R-2E – actual return	1,000.00	1,021.55	4.33	.85	6.27	1.23
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	6.26	1.23
Class R-3 – actual return	1,000.00	1,022.37	3.47	.68	5.40	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.40	1.06
Class R-4 – actual return	1,000.00	1,023.68	1.94	.38	3.88	.76
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class R-5E – actual return	1,000.00	1,024.37	1.28	.25	3.21	.63
Class R-5E – assumed 5% return	1,000.00	1,023.95	1.28	.25	3.21	.63
Class R-5 – actual return	1,000.00	1,025.91	.36	.07	2.30	.45
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.29	.45
Class R-6 – actual return	1,000.00	1,025.42	.10	.02	2.04	.40
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.04	.40

See page 73 for footnotes.

American Funds Portfolio Series	69

Income Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2016	10/31/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,027.47	$1.69	.33%	$3.22	.63%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.21	.63
Class B – actual return	1,000.00	1,023.41	5.76	1.13	7.29	1.43
Class B – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.27	1.43
Class C – actual return	1,000.00	1,023.73	5.66	1.11	7.19	1.41
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class F-1 – actual return	1,000.00	1,027.17	1.94	.38	3.47	.68
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.47	.68
Class F-2 – actual return	1,000.00	1,028.51	.56	.11	2.10	.41
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.09	.41
Class 529-A – actual return	1,000.00	1,026.18	2.09	.41	3.63	.71
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.62	.71
Class 529-B – actual return	1,000.00	1,023.30	5.92	1.16	7.45	1.46
Class 529-B – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.43	1.46
Class 529-C – actual return	1,000.00	1,022.41	5.96	1.17	7.49	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.48	1.47
Class 529-E – actual return	1,000.00	1,025.80	3.27	.64	4.80	.94
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.79	.94
Class 529-F-1 – actual return	1,000.00	1,027.26	.92	.18	2.45	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.45	.48
Class R-1 – actual return	1,000.00	1,023.56	5.71	1.12	7.24	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.22	1.42
Class R-2 – actual return	1,000.00	1,022.84	5.71	1.12	7.24	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.22	1.42
Class R-2E – actual return	1,000.00	1,026.74	3.78	.74	5.31	1.04
Class R-2E – assumed 5% return	1,000.00	1,021.48	3.77	.74	5.30	1.04
Class R-3 – actual return	1,000.00	1,025.88	3.47	.68	5.00	.98
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	4.99	.98
Class R-4 – actual return	1,000.00	1,027.20	1.99	.39	3.53	.69
Class R-4 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.52	.69
Class R-5E – actual return	1,000.00	1,027.36	1.33	.26	2.86	.56
Class R-5E – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.85	.56
Class R-5 – actual return	1,000.00	1,028.65	.41	.08	1.94	.38
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.94	.38
Class R-6 – actual return	1,000.00	1,028.95	.10	.02	1.64	.32
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32

70	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2016	10/31/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,022.49	$2.04	.40%	$3.87	.76%
Class A – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.87	.76
Class B – actual return	1,000.00	1,018.39	5.24	1.03	7.07	1.39
Class B – assumed 5% return	1,000.00	1,020.01	5.24	1.03	7.07	1.39
Class C – actual return	1,000.00	1,017.68	5.65	1.11	7.48	1.47
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.48	1.47
Class F-1 – actual return	1,000.00	1,021.78	1.99	.39	3.82	.75
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.82	.75
Class F-2 – actual return	1,000.00	1,023.05	.66	.13	2.50	.49
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.50	.49

See page 73 for footnotes.

American Funds Portfolio Series	71

Preservation Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2016	10/31/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,006.66	$1.87	.37%	$3.39	.67%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class B – actual return	1,000.00	1,002.94	5.76	1.14	7.27	1.44
Class B – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.32	1.44
Class C – actual return	1,000.00	1,002.88	5.60	1.11	7.12	1.41
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class F-1 – actual return	1,000.00	1,006.58	1.97	.39	3.49	.69
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.52	.69
Class F-2 – actual return	1,000.00	1,007.95	.66	.13	2.18	.43
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.19	.43
Class 529-A – actual return	1,000.00	1,006.49	2.07	.41	3.59	.71
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.62	.71
Class 529-B – actual return	1,000.00	1,002.77	6.11	1.21	7.62	1.51
Class 529-B – assumed 5% return	1,000.00	1,019.11	6.16	1.21	7.68	1.51
Class 529-C – actual return	1,000.00	1,002.61	6.01	1.19	7.52	1.49
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.58	1.49
Class 529-E – actual return	1,000.00	1,005.24	3.29	.65	4.80	.95
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.84	.95
Class 529-F-1 – actual return	1,000.00	1,007.58	.96	.19	2.48	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.50	.49
Class R-1 – actual return	1,000.00	1,002.70	5.70	1.13	7.22	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.27	1.43
Class R-2 – actual return	1,000.00	1,002.10	5.85	1.16	7.37	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.43	1.46
Class R-2E – actual return	1,000.00	1,003.89	4.14	.82	5.66	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.07	4.18	.82	5.70	1.12
Class R-3 – actual return	1,000.00	1,004.98	3.54	.70	5.05	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.57	.70	5.09	1.00
Class R-4 – actual return	1,000.00	1,006.60	1.97	.39	3.49	.69
Class R-4 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.52	.69
Class R-5E – actual return	1,000.00	1,007.15	1.32	.26	2.83	.56
Class R-5E – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.85	.56
Class R-5 – actual return	1,000.00	1,008.13	.46	.09	1.97	.39
Class R-5 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.99	.39
Class R-6 – actual return	1,000.00	1,008.44	.15	.03	1.67	.33
Class R-6 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.68	.33

72	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2016	10/31/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,002.63	$2.12	.42%	$3.63	.72%
Class A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.67	.72
Class B – actual return	1,000.00	999.12	5.59	1.11	7.10	1.41
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class C – actual return	1,000.00	999.08	5.64	1.12	7.16	1.42
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.22	1.42
Class F-1 – actual return	1,000.00	1,001.83	2.02	.40	3.53	.70
Class F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.57	.70
Class F-2 – actual return	1,000.00	1,004.00	.71	.14	2.22	.44
Class F-2 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.24	.44

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	73

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
R. Clark Hooper, 1946 (Chairman of the Board Independent and Non-Executive)	2012	Private investor	81	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2012	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2012	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2012	President Emeritus and University Professor, The University of Tulsa	80	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

74	American Funds Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Vice President, Capital Strategy Research, Inc.[6]
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Portfolio Series	75

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard and Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright© 2016 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:

a) Audit Fees:

2015 $62,000

2016 $81,000

b) Audit-Related Fees:

2015 $5,000

2016 $6,000

c) Tax Fees:

2015 $16,000

2016 $29,000

The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:

2015 None

2016 None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:

Not Applicable

b) Audit-Related Fees:

2015 $1,143,000

2016 $1,138,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

2015 None

2016 None

The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:

2015 $5,000

2016 $3,000

The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,445,000 for fiscal year 2015 and $1,228,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 27, 2016

By _/s/ Gregory F. Niland____________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 27, 2016